UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400, Wilmington,
DE, 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget

("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,

Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report
OCTOBER 31, 2009

BBH CORE SELECT

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2009
BBH Core Select (the “Fund” or “Core Select”) rose by 12.44%1 during its fiscal year ending October 31, 2009. During the same twelve month period, the S&P 500 Index2 (“S&P 500”) rose by 9.80%. For the five years ending October 31, 2009, Core Select has returned 5.56%1 per year while the S&P 500 has increased by 0.33% per year.

The stated objective for Core Select is to provide shareholders with long-term growth of capital on an after-tax basis. We also place a large emphasis on capital preservation, as we believe it is the key driver of attractive long term returns on a compound basis. Since it is extremely difficult to recover from a large percentage decline and still generate attractive absolute gains at the portfolio level, we have the explicit goal of not losing money on any single investment. Due to the recent global financial crisis, many companies with weak competitive positions and leveraged balance sheets have failed. Other companies have had to make painful retrenchments and raise capital on disadvantageous terms. Shareholders of such companies have often suffered permanent capital impairments. Fortunately, none of the Core Select portfolio companies have failed or had their businesses permanently impaired. It is largely by avoiding trouble and owning a portfolio of resilient, high quality businesses that Core Select has been able to outperform the S&P 500 and most other U.S. equity indices in recent years.

Our investment team engages in substantial original research and separately analyzes each company’s business, management and valuation. The specific qualities we look for in a business are (i) essential or “have-to-have” products and services, (ii) a large and loyal customer base, (iii) leadership in an attractive market niche or industry, (iv) sustainable competitive advantages, (v) high returns on invested capital, and (vi) strong free cash flow. We also explicitly identify key risks outside of company management’s control so that we can fully consider the range of potential outcomes for each business. With respect to management, we try to identify managers who exhibit high levels of integrity, are excellent operators and allocate capital effectively. We seek managers who think like owners rather than agents and many of our managers hold substantial ownership interests. Lastly, we calculate an intrinsic value estimate for companies that meet our business and management criteria and invest when the public market prices such companies at a meaningful discount to our estimate. Companies are sold when they appreciate

1
Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

2
The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

2

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2009
above intrinsic value. We believe a discount to intrinsic value reduces the likelihood of permanent capital loss, while simultaneously increasing the potential for significant gains. As of October 31, 2009, the Fund was trading on a weighted average basis at 71% of our intrinsic value estimate.

Core Select’s leading positive contributor in fiscal 2009 was the online payment and marketplace company eBay. We initially purchased eBay shares in July 2008 and then added significantly to our position when its share price dropped to less than half of our intrinsic value estimate in January and March of 2009. At that time, equity markets were near their lows and eBay was particularly out of favor with Wall Street analysts due to a perception that its core eBay Marketplace franchise was quickly eroding. Our view was that eBay’s growing online payments division (PayPal) was alone worth more than eBay’s then share price, thereby giving us for free the Marketplace business, which we viewed as still an attractive business. Since March, eBay’s Marketplace business has stabilized, analyst sentiment has become much more positive, and eBay’s share price has more than doubled. In August and September of 2009 we sold some of our eBay shares because they were no longer trading at a large discount to intrinsic value. Other large positive contributors during fiscal 2009 included Walgreen, Occidental Petroleum, Liberty Media Interactive, Cadbury, and Microsoft.

Our positive experience with eBay illustrates how market volatility can create opportunities for investors who employ an intrinsic value framework that is based on a company’s long term cash flow generation prospects rather than just the current level of earnings, near term changes in growth rates, or simply market sentiment. As eBay’s share price sank, both our margin of safety and potential upside grew because our intrinsic value had remained relatively constant. Later, when the shares rebounded, the discount to intrinsic value shrank. While the rebound in eBay’s shares proved to be quite rapid, our experience suggests that share prices can languish for long time periods at large discounts to intrinsic value. Accordingly, when assessing how our portfolio companies are performing, we try to focus on operating performance and changes in competitive position rather than just share price movements.

Our leading negative contributors during fiscal 2009 were Berkshire Hathaway, Comcast, AFLAC, Wal-Mart, Waste Management, Vulcan Materials, and Chubb. With the exception of AFLAC, which we sold in June because of lingering balance sheet concerns, the other six companies all remain very fine businesses and are significant positions for Core Select. Berkshire Hathaway, for example, is Core Select’s largest investment and, in our estimation, its core insurance and utility businesses have performed quite well over the past year. Because of the solid operating results and strong performance from its investment portfolio, Berkshire’s book value increased by 15% in the first nine months of calendar 2009, yet its share price fell. At October 31, 2009, Berkshire was trading at just 1.3x book value, a large discount to our intrinsic value estimate.

FINANCIAL STATEMENT OCTOBER 31, 2009	3

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2009
The Fund maintains a “buy and own” approach, meaning that we invest with a multi-year perspective rather than trying to capture small profits through rapid short-term trading. Turnover in the portfolio during fiscal 2009 was 12.58%, which is extremely low compared to most actively managed equity portfolios. The two new companies that we added to the portfolio during fiscal 2009 were Ecolab, a leading provider of cleaning, sanitizing, and safety products and services to customers in the restaurant, hospitality, food processing and healthcare industries; and EOG Resources, an oil and gas exploration and production company. With the addition of EOG to the portfolio, Core Select now has 8.5% of its capital invested in three energy companies that are low-cost producers run by managers whom we respect. We view our three energy investments as reasonably good hedges against the potential for higher levels of inflation. In addition to AFLAC, we exited our investment in Dr. Pepper, which had split off from Cadbury Schweppes in 2008. Our decision to sell Dr. Pepper was due to its share price moving closer to our intrinsic value estimate and the company operating solely in a mature and highly competitive North American beverage market.

Looking forward, we remain committed to rigorous fundamental analysis and to a disciplined investment process. We are proud of the Core Select track record and have a high level of confidence in our current Core Select portfolio companies. Lastly, we greatly appreciate your continued investment in Core Select.

4

BBH CORE SELECT

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2009
Growth of $10,000 Invested in BBH Core Select

The graph below illustrates the hypothetical investment of $10,0001 in the Fund over the ten years ended October 31, 2009 as compared to the S&P 500.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities. The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

FINANCIAL STATEMENT OCTOBER 31, 2009	5

BBH CORE SELECT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Trustees of the BBH Trust and Shareholders of
BBH Core Select:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Core Select (a series of BBH Trust) (the “Fund”) as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Core Select as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 23, 2009

6

BBH CORE SELECT

PORTFOLIO ALLOCATION
October 31, 2009
SECTOR DIVERSIFICATION

		Percent of
	U.S. $ Value	Net Assets

Consumer Discretionary	$21,652,663	9.1%
Consumer Staples	68,129,514	28.8
Energy	20,051,642	8.5
Financials	30,515,911	12.9
Health Care	14,698,762	6.2
Industrials	19,471,163	8.2
Information Technology	37,598,815	15.9
Materials	8,833,249	3.7
Cash and Other Assets in Excess of Liabilities	15,939,138	6.7

NET ASSETS	$236,890,857	100.0%

All data as of October 31, 2009. The Fund’s sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	7

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS
October 31, 2009

Shares		Value

	COMMON STOCKS (93.3%)
	CONSUMER DISCRETIONARY (9.1%)
125,150	Bed, Bath & Beyond, Inc.1	$4,406,532
550,875	Comcast Corp. (Class A)	7,987,687
184,036	Liberty Global, Inc. (Series C)1	3,787,461
482,450	Liberty Media Corp. - Interactive A1	5,470,983

	Total Consumer Discretionary	21,652,663

	CONSUMER STAPLES (28.8%)
134,205	Cadbury, Plc. ADR	6,796,141
153,700	Coca-Cola Co.	8,193,747
138,404	Costco Wholesale Corp.	7,868,267
133,300	Diageo, Plc. ADR	8,667,166
289,300	Nestle SA ADR	13,458,236
103,925	PepsiCo, Inc.	6,292,659
171,750	Walgreen Co.	6,497,303
208,454	Wal-Mart Stores, Inc.	10,355,995

	Total Consumer Staples	68,129,514

	ENERGY (8.5%)
57,075	EOG Resources, Inc.	4,660,744
110,475	Occidental Petroleum Corp.	8,382,843
168,625	XTO Energy, Inc.	7,008,055

	Total Energy	20,051,642

	FINANCIALS (12.9%)
144	Berkshire Hathaway, Inc. (Class A)1	14,256,000
183,675	Chubb Corp.	8,911,911
459,250	Progressive Corp.1	7,348,000

	Total Financials	30,515,911

	HEALTH CARE (6.2%)
180,100	Dentsply International, Inc.	5,936,096
168,675	Novartis AG ADR	8,762,666

	Total Health Care	14,698,762

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares			Value

	COMMON STOCKS (continued)
	INDUSTRIALS (8.2%)
76,675	W.W. Grainger, Inc.		$7,186,748
411,125	Waste Management, Inc.		12,284,415

	Total Industrials		19,471,163

	INFORMATION TECHNOLOGY (15.9%)
128,825	Automatic Data Processing, Inc.		5,127,235
457,015	Dell, Inc.1		6,622,147
336,025	eBay, Inc.1		7,483,277
274,875	Intuit, Inc.1		7,990,616
374,163	Microsoft Corp.		10,375,540

	Total Information Technology		37,598,815

	MATERIALS (3.7%)
51,100	Ecolab, Inc.		2,246,356
143,100	Vulcan Materials Co.		6,586,893

	Total Materials		8,833,249

	TOTAL COMMON STOCKS (Identified cost $215,229,473)		220,951,719

TOTAL INVESTMENTS (Identified cost $215,229,473)2		93.3%	$220,951,719
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		6.7	15,939,138

NET ASSETS		100.0%	$236,890,857

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $215,392,466. The aggregate gross unrealized appreciation is $18,481,239 and the aggregate gross unrealized depreciation is $12,921,986, resulting in net unrealized appreciation of $5,559,253.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	9

BBH CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009
FAIR VALUE MEASUREMENTS

The Fund adopted Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures (“ASC 820”), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	10/31/2009

Consumer Discretionary	$21,652,663	–	–	$21,652,663
Consumer Staples	68,129,514	–	–	68,129,514
Energy	20,051,642	–	–	20,051,642
Financials	30,515,911	–	–	30,515,911
Health Care	14,698,762	–	–	14,698,762
Industrials	19,471,163	–	–	19,471,163
Information Technology	37,598,815	–	–	37,598,815
Materials	8,833,249	–	–	8,833,249

Total	$220,951,719	–	–	$220,951,719

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009

ASSETS:
Investments in securities, at value (identified cost $215,229,473)	$220,951,719
Cash	18,684,288
Receivables for:
Investment sold	1,323,402
Capital stock sold	630,881
Dividends	24,913

Total Assets	241,615,203

LIABILITIES:
Payables for:
Investment purchased	2,233,501
Capital stock redeemed	2,182,427
Investment advisory and administrative fees	164,620
Shareholder servicing fees	51,444
Professional fees	50,900
Custody and accounting fees	16,174
Board of Trustees’ fees	1,730
Accrued expenses and other liabilities	23,550

Total Liabilities	4,724,346

NET ASSETS	$236,890,857

Net Assets Consist of:
Paid-in capital	$234,303,003
Undistributed net investment income	918,733
Accumulated net realized loss on investments	(4,053,125)
Net unrealized appreciation on investments	5,722,246

Net Assets	$236,890,857

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($236,890,857 ÷ 19,859,315 shares outstanding)	$11.93

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	11

BBH CORE SELECT

STATEMENT OF OPERATIONS
For the year ended October 31, 2009

NET INVESTMENT INCOME:
Income:
Dividends (net of withholding taxes of $83,103)	$3,296,054
Interest	3,426

Total Income	3,299,480

Expenses:
Investment advisory and administrative fees	1,466,973
Shareholder servicing fees	458,430
Custody and accounting fees	75,059
Professional fees	64,738
Board of Trustees’ fees	56,385
Miscellaneous expenses	94,072

Total Expenses	2,215,657
Expense offset arrangement	(27,452)

Net Expenses	2,188,205

Net Investment Income	1,111,275

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments	(3,896,101)
Net change in unrealized appreciation on investments	29,519,846

Net Realized and Unrealized Gain	25,623,745

Net Increase in Net Assets Resulting from Operations	$26,735,020

The accompanying notes are an integral part of these financial statements.

12

BBH CORE SELECT

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2009	2008

INCREASE IN NET ASSETS:
Operations:
Net investment income	$1,111,275	$217,357
Net realized gain (loss) on investments	(3,896,101)	1,450,636
Net change in unrealized appreciation/(depreciation)
on investments	29,519,846	(43,650,797)

Net increase (decrease) in net assets resulting
from operations	26,735,020	(41,982,804)

Dividends and distributions declared:
From net investment income:
Class N	(362,166)	(195,525)
From net realized gains:
Class N	(1,152,631)	–

Total dividends and distributions declared	(1,514,797)	(195,525)

Capital stock transactions:
Net proceeds from sales of capital stock	90,824,912	118,049,777
Net asset value of capital stock issued to shareholders
for reinvestment of dividends and distributions	1,355,332	23,574
Net cost of capital stock redeemed	(46,945,340)	(31,669,095)

Net increase in net assets resulting from capital
stock transactions	45,234,904	86,404,256

Total increase in net assets	70,455,127	44,225,927

NET ASSETS:
Beginning of year	166,435,730	122,209,803

End of year (including undistributed net investment
income of $918,733 and $170,525, respectively)	$236,890,857	$166,435,730

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	13

BBH CORE SELECT

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

	For the years ended October 31,

	2009		2008		2007		2006		2005

Net asset value, beginning of year	$10.71		$13.71		$11.74		$10.20		$9.30

Income from investment operations:
Net investment income1	0.06		0.01		0.02		0.04		0.05
Net realized and unrealized gain (loss)	1.25		(2.99)		2.00		1.51		0.91

Total income (loss) from
investment operations	1.31		(2.98)		2.02		1.55		0.96

Less dividends and distributions:
From net investment income	(0.02)		(0.02)		(0.05)		(0.01)		(0.06)
From net realized gains	(0.07)		–		–		–		–

Total distributions	(0.09)		(0.02)		(0.05)		(0.01)		(0.06)

Net asset value, end of year	$11.93		$10.71		$13.71		$11.74		$10.20

Total return	12.44%		(21.76)%		17.25%		15.18%		10.31%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$237		$166		$122		$83		$62
Ratio of expenses to average net assets	1.19	%2	1.16	%2	1.16	%2	1.19	%2	1.22	%2,3
Ratio of net investment income to
average net assets	0.61%		0.14%		0.18%		0.45%		0.47%
Portfolio turnover rate	15%		31%		18%		53%		59%

1	Calculated using average shares outstanding for the year.

2
For years ended October 31, 2009, 2008, 2007, 2006 and 2005, the Fund’s expenses were reduced through an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, the actual expense ratio of the Fund would have been 1.21%, 1.18%, 1.19%, 1.24% and 1.27%, respectively.

3	Had the expense reimbursement agreement, which terminated on December 31, 2004, not been in place, the ratio of expenses to average net assets would have been 1.24%.
The accompanying notes are an integral part of these financial statements.

14

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

1.	Organization. BBH Core Select (the “Fund”) is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N”, and established a new class of shares designated as “Class I”. As of October 31, 2009, there were no Class I shares outstanding. At October 31, 2009, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

	B.	Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

	C.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends.

FINANCIAL STATEMENT OCTOBER 31, 2009	15

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan as of October 31, 2009.

D.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2009, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.
16

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

E.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$362,166	$1,152,631	$1,514,797	–	$1,514,797
2008:	195,525	–	195,525	–	195,525

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other Book/Tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2009:	$918,733	$–	$918,733	$(3,890,132)	$ (162,993)	$5,722,246	$2,587,854
2008:	170,525	1,151,730	1,322,255	–	(157,024)	(23,797,600)	(22,632,369)

The Fund had a net capital loss carryforward of approximately $3,890,132 which expires as follows:

Expiration date	Amount
10/31/2017	$3,890,132

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

F.	Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENT OCTOBER 31, 2009	17

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

	G.	Accounting Developments. In March 2008, ASC 815 Derivatives and Hedging (“ASC 815”), was issued and is effective for fiscal years beginning after November 15, 2008. ASC 815 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. ASC 815 also requires disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The Fund has adopted ASC 815 and management had determined there is no material impact to the financial statements for the year ended October 31, 2009.

3.	Fees and Other Transactions with Affiliates.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID”) provides investment advisory and portfolio management services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. BBH has a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC receives compensation paid by BBH. For the year ended October 31, 2009, the Fund incurred $1,466,973 for investment advisory and administrative services.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2009, the Fund incurred $458,430 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2009, the Fund incurred $75,059 for custody and accounting services. These fees were reduced by $27,452 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. The total interest paid by the Fund for the year ended October 31, 2009 was $99.

18

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

Securities Lending Fees. The Trust has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. There were no securities on loan during the year ended October 31, 2009.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2009, the Fund incurred $56,385 for these fees.

4.	Investment Transactions. For the year ended October 31, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $59,156,360 and $25,550,780, respectively.

5.	Capital Stock. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of capital stock, at no par value. Transactions in Class N shares of capital stock were as follows:

	For the year ended October 31, 2009		For the year ended October 31, 2008

	Shares	Dollars	Shares	Dollars

Class N
Capital stock sold	8,902,966	$90,824,912	9,237,345	$118,049,777
Capital stock issued in
connection with
reinvestment of
dividends	133,268	1,355,332	1,653	23,574
Capital stock redeemed	(4,710,638)	(46,945,340)	(2,619,435)	(31,669,095)

Net increase	4,325,596	$45,234,904	6,619,563	$86,404,256

6.	Principal Risk Factors and Indemnifications.

Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

FINANCIAL STATEMENT OCTOBER 31, 2009	19

BBH CORE SELECT

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event. In accordance with the provisions set forth in ASC 855 Subsequent Events (“ASC 855”), adopted by the Fund as of October 31, 2009, management has evaluated the possibility of subsequent events through December 23, 2009. Management has determined that there are no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.
20

BBH CORE SELECT

DISCLOSURE OF FUND EXPENSES
October 31, 2009 (unaudited)
EXAMPLE

As a shareholder of BBH Core Select (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period May 1, 2009 to October 31, 20091

Class N
Actual	$1,000	$1,205.10	$6.67
Hypothetical2	$1,000	$1,019.16	$6.11

1
Expenses are equal to the Fund’s annualized expense ratio of 1.20% for Class N shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2009	21

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION
October 31, 2009 (unaudited)
Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008, the Board of Trustees (the “Board”) of the Trust unanimously approved the continuance of the Investment Advisory/Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board noted that, under the Agreement and with respect of each Fund, the SID, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ investment objective and policies. The Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the Agreement and noted that the scope of services provided had expanded over time. The Board considered the quality of the investment research by the SID, the administrative capabilities provided by BBH and the other resources BBH and the SID have dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH’s current investment company advisory and other fees. The Board also reviewed BBH’s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, fund accounting, custody, securities lending and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity’s capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses, as well as the “revenue sharing” arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH’s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH’s level of profitability from its relationship with each Fund was not excessive.

22

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
Fall-Out Benefits

The Board considered that the SID does not allocate the Funds’ portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds’ purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning the SID’s policies with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also considered that BBH receives shareholder servicing fees from certain Funds, and is the Funds’ administrator, custodian and securities lending agent. The Board recognized that BBH’s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as “fallout” benefit from the Funds.

Economies of Scale

The Board noted that the Funds’ combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act, as amended.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds’ current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

FINANCIAL STATEMENT OCTOBER 31, 2009	23

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 10, 2008, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each Fund over the prior 1-, 3-, and 5- year periods and compared the performance information to a securities index over comparable periods.

Fee Rates

The Board considered the fee rates to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, or of combined investment advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to BBH Core Select also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the information showing performance of BBH Core Select versus the Standard’s & Poor’s 500 Index (the “Index”). BBH Core Select outperformed the Index both on a pre-fee and after-fee basis for all relevant periods. The Board spent considerable time in reviewing BBH Core Select’s investments and confirming that those investments were consistent with the investment methodology. The Board also noted BBH Core Select’s expense ratio was in line with many funds of similar size and investment mandate. Taking into account all of the factors considered, the Board concluded that the BBH Core Select’s investment results over time and its total expense ratio had been reasonable.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate

24

BBH CORE SELECT

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
them. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). By way of example, compensation and delegation of responsibility arrangements may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“softdollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by the SID to the third party. The SID may pay a solicitation fee for referrals and/or advisory or incentive fees.

The Trust manages these conflicts. For example, the Funds have adopted and implemented policies and procedures, including trade allocation procedures, which are designed to address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by an oversight committee, and compliance with the Code of Ethics. Finally, BBH has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

FINANCIAL STATEMENT OCTOBER 31, 2009	25

BBH CORE SELECT

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2009
BBH Core Select (the “Fund”) hereby designates $1,151,730 as an approximate amount of capital gain dividend for the purpose of dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $1,151,730 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2009. In January 2010, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

100% of the ordinary income dividends paid by the Fund during the year ended October 31, 2009 qualifies for the dividends received deduction available to corporate shareholders.

26

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)
Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Core Select includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

Joseph V. Shields Jr.	Chairman of	Since	Managing Director, Chairman and	4	None
Birth Date:	the Board and	2007	Chief Executive Officer of Shields &
March 17, 1938	Trustee		Company (member of New York
Shields & Company			Stock Exchange); Chairman of Capital
140 Broadway			Management Associates, Inc.
New York, NY 10005			(registered investment adviser);
			Director of Flower Foods, Inc. (New
			York Stock Exchange listed company).

David P. Feldman	Trustee	Since	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		2007	present); Director of QMED (1999 to		Dreyfus
November 16, 1939			May 2007).		Mutual Funds
C/O BBH & Co.					(59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D.	Trustee	Since	Retired; Trustee, R.K. Mellon Family	4	None
Miltenberger		2007	Trust (1981 to June 2003); Director
Birth Date:			of Aerostructures Corporation
November 8, 1938			(aircraft manufacturer) (1996 to
503 Darlington Road			July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
June 12, 1955
130 East 67th Street
New York, NY 10021

FINANCIAL STATEMENT OCTOBER 31, 2009	27

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

H. Whitney Wagner	Trustee	Since	President, Clear Brook Advisors, a	4	None
Birth Date:		2007	registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret	President and	Since	President and Principal Executive	N/A	N/A
Birth Date:	Principal	2008	Officer of the Trust; Joined Brown
April 11, 1959	Executive		Brothers Harriman & Co. (“BBH &
140 Broadway	Officer		Co.”) in 1981 and has been a Partner
New York, NY 10005			of the firm since 1998.

Charles H. Schreiber	Treasurer and	Since	Treasurer and Principal Financial	N/A	N/A
Birth Date:	Principal	2007	Officer of the Trust; Senior Vice
December 10, 1957	Financial		President of BBH & Co. since
140 Broadway	Officer		September 2001; Joined BBH & Co.
New York, NY 10005			in 1999.

Mark B. Nixon	Assistant	Since	Assistant Secretary and Assistant	N/A	N/A
Birth Date:	Secretary,	2007	Treasurer of the Trust; Vice President
January 14, 1963	Assistant		of BBH & Co. (since October 2006);
140 Broadway	Treasurer		Accounting Manager, Reserve Funds
New York, NY 10005			(August 2005 – September 2006);
Assistant Controller, Reserve Funds
(February 2005 – August 2005);
Private Consultant (December
2001 – February 2005).

Beth Haddock	Chief	Since	Chief Compliance Officer of the Trust	N/A	N/A
Birth Date:	Compliance	2007	(September 2007 – present); Chief
December 10, 1965	Officer		Compliance Officer for the
140 Broadway			FINRA/NYSE and SEC compliance
New York, NY 10005			programs and Associate Compliance
Director for the global compliance
program (April 2005 – present);
Deputy General Counsel of AXA
Advisors/ AXA Financial
(November 1997 – April 2005).
28

TRUSTEES AND OFFICERS OF BBH CORE SELECT

(unaudited)

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

Sue M. Rim-An	Anti-Money	Since	Anti-Money Laundering Officer,	N/A	N/A
Birth Date:	Laundering	2008	Vice President of BBH & Co.
September 10, 1970	Officer		(September 2007 – present); AML
140 Broadway			Officer at UBS Investment Bank
New York, NY 10005			(April 2006 – August 2007); AML
Officer & Vice President in Private
Client Services at Bear Stearns &
Co (June 1992 – April 2006).

Gail C. Jones	Secretary	Since	Secretary of the Trust; Counsel,	N/A	N/A
Birth Date:		2007	ReedSmith, LLP (since October 2002);
October 26, 1953			Corporate Counsel (January 1997 to
1001 Liberty Avenue			September 2002) and Vice President
Pittsburgh, PA			(January 1999 to September 2002) of
15222-3779			Federated Services Company.

George M. Polatas	Vice President	Since	Vice President of the Trust (since	N/A	N/A
Birth Date:		2008	June 2008); Assistant Vice President
March 3, 1962			of Federated Services Company; Vice
1001 Liberty Avenue,			President of various funds distributed
Pittsburgh, PA			by Edgewood Services, Inc (January
15222-3779			1997 to present).

Theodore J. Boudria	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2008	Senior Vice President (since 2009);
June 26, 1968			Vice President (2003 – 2009); Joined
70 Franklin Street			BBH & Co. in 1995.
Boston, MA 02110

Warren D. Kenniston	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2009	Assistant Vice President of BBH &
October 14, 1979			Co. (since January 2008); Manager,
70 Franklin Street			State Street Bank and Trust Co.
Boston, MA 02110			(October 2006 – January 2008);
Manager, The Siegfried Group,
LLP/Investors Bank & Trust Company,
(July 2005 – September 2006); Senior
Accountant, State Street Bank and
Trust Co. (June 2002 – June 2005).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

^	The Fund Complex consists of the Trust, which has four series and each is counted as one “Fund” for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2009	29

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759
To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265

By E-mail send your request to:	bbhfunds@bbh.com

On the internet:	www.bbhfunds.com
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Annual Report
OCTOBER 31, 2009

BBH INTERNATIONAL EQUITY FUND

BBH INTERNATIONAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month period ended October 31, 2009, the BBH International Equity Fund Class N Shares returned 19.69%1 net of fees, while the Class I Shares returned 20.01%1. The Fund’s benchmark, MSCI Europe, Australasia Far East Index2 (the “EAFE”), returned 27.71% over the same period. The Fund continues to employ two sub-advisers who are monitored by BBH. One manager, Mondrian Investment Partners (“Mondrian”), employs a value strategy while the other, Walter Scott & Partners (“Walter Scott”), employs a growth strategy. New assets continue to be equally allocated between both managers.

The Fund generated strong absolute returns, but lagged the benchmark during a year where markets were dominated by a strong rebound in cyclical sectors and low quality companies. An underweight to conventionally cyclical sectors such as Financials and Materials and an overweight to traditionally defensive sectors such as Consumer Staples, Health Care and Telecom detracted from relative performance. The Fund was also hurt by an overweight position in Japanese businesses as economic conditions in Japan deteriorated and investors eschewed the region. Both sub-advisers believe that their Japanese allocations consist of individual companies with attractive fundamentals. Mondrian’s overweight in Spain helped performance as many Spanish companies have considerable exposure to emerging markets, which rallied for much of the year. An overweight position to the Information Technology sector has aided Walter Scott’s relative performance. Both sub-advisers remain cautious, believing that recent positive economic indicators will prove transitory, and that the long-term global macroeconomic outlook does not justify this year’s bounce across equity markets. We are encouraged by the sub-advisers’ belief that the individual companies in their respective portfolios should survive any remaining market turmoil and emerge stronger upon a more sustained recovery.

Both managers continued to employ strategies focused on absolute real rates of return rather than on particular benchmarks. They invest in what they believe are quality businesses with clear plans for the future, competitive positions among peers and strong management teams dedicated to increasing shareholder value. This investment process caused the Fund to lag the benchmark this year as lower-quality companies led the market rally.

1
Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

2
MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weight equity index comprising 20 of 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

2

BBH INTERNATIONAL EQUITY FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
Growth of $10,000 Invested in BBH International Equity Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N Shares of the Fund over the ten years ended October 31, 2009 as compared to the EAFE.

Performance quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The EAFE has been adjusted to reflect reinvestment of dividends on securities in the index. The EAFE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

FINANCIAL STATEMENT OCTOBER 31, 2009	3

BBH INTERNATIONAL EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Trustees of the BBH Trust and Shareholders of
BBH International Equity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 23, 2009

4

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
October 31, 2009
COUNTRY DIVERSIFICATION

		Percent of
	U.S. $ Value	Net Assets

Australia	$37,695,597	7.4%
Belgium	6,453,830	1.3
Brazil	5,211,588	1.0
Denmark	5,387,113	1.0
Finland	2,343,878	0.5
France	51,839,307	10.2
Germany	22,454,491	4.4
Hong Kong	36,903,824	7.2
Italy	7,158,416	1.4
Japan	135,558,971	26.6
Netherlands	6,709,220	1.3
New Zealand	1,706,786	0.3
Singapore	16,896,055	3.3
South Africa	2,199,532	0.4
Spain	24,993,696	4.9
Sweden	4,730,674	0.9
Switzerland	38,576,003	7.6
Taiwan	5,623,425	1.1
United Kingdom	83,768,456	16.4
Short-Term Investment	9,200,000	1.8
Cash and Other Assets in Excess of Liabilities	4,958,727	1.0

NET ASSETS	$510,369,589	100.0%

All data as of October 31, 2009. The Fund’s country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	5

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION (continued)
October 31, 2009
SECTOR DIVERSIFICATION

		Percent of
	U.S. $ Value	Net Assets

Consumer Discretionary	$48,356,171	9.4%
Consumer Staples	82,539,828	16.2
Diversified Operations	11,546,388	2.3
Electronics	3,542,344	0.7
Energy	59,679,529	11.8
Finance	71,843,517	14.1
Health Care	66,980,255	13.0
Industrials	38,653,889	7.5
Information Technology	17,549,508	3.4
Materials	13,165,151	2.6
Telecommunication Services	48,357,710	9.5
Utilities	33,996,572	6.7
Short-Term Investment	9,200,000	1.8
Cash and Other Assets in Excess of Liabilities	4,958,727	1.0

NET ASSETS	$510,369,589	100.0%

All data as of October 31, 2009. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS
October 31, 2009

Shares		Value

	COMMON STOCKS (97.2%)
	AUSTRALIA (7.4%)
	CONSUMER STAPLES
1,016,245	Foster’s Group, Ltd.	$4,969,946
205,313	Wesfarmers, Ltd.	5,078,002

		10,047,948

	ENERGY
144,424	Woodside Petroleum, Ltd.	6,091,379

	FINANCE
480,000	Lend Lease Corp., Ltd.	3,963,762
90,973	National Australia Bank, Ltd.	2,398,696
176,606	QBE Insurance Group Ltd.	3,568,192

		9,930,650

	MATERIALS
782,263	Amcor, Ltd.	4,035,591

	TELECOMMUNICATION SERVICES
2,537,976	Telstra Corp., Ltd.	7,590,029

	Total Australia	37,695,597

	BELGIUM (1.3%)
	CONSUMER DISCRETIONARY
21,500	Colruyt SA	5,131,404

	FINANCE
305,017	Fortis1	1,322,094
112,376	Fortis NPV1	332

		1,322,426

	Total Belgium	6,453,830

	BRAZIL (1.0%)
	ENERGY
129,900	Petroleo Brasileiro SA ADR	5,211,588

	Total Brazil	5,211,588

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	7

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	DENMARK (1.0%)
	HEALTH CARE
86,400	Novo Nordisk AS	$5,387,113

	Total Denmark	5,387,113

	FINLAND (0.5%)
	MATERIALS
194,312	UPM-Kymmene Oyj	2,343,878

	Total Finland	2,343,878

	FRANCE (10.2%)
	CONSUMER STAPLES
161,351	Carrefour SA	6,948,541
90,544	Groupe Danone	5,454,515
55,000	L’Oreal SA	5,620,050

		18,023,106

	DIVERSIFIED OPERATIONS
61,000	LVMH Moet Hennessy Louis Vuitton SA	6,344,842

	ENERGY
131,134	Total SA	7,829,025

	FINANCE
63,791	Societe Generale	4,248,107

	HEALTH CARE
91,200	Essilor International SA	5,125,669

	INDUSTRIALS
86,933	Compagnie de Saint-Gobain	4,243,436

	TELECOMMUNICATION SERVICES
243,041	France Telecom SA	6,025,122

	Total France	51,839,307

	GERMANY (4.4%)
	CONSUMER DISCRETIONARY
106,000	Adidas AG	4,919,363

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	GERMANY (continued)
	INFORMATION TECHNOLOGY
107,000	SAP AG	$4,847,900

	TELECOMMUNICATION SERVICES
410,010	Deutsche Telekom AG	5,606,664

	UTILITIES
80,652	RWE AG	7,080,564

	Total Germany	22,454,491

	HONG KONG (7.2%)
	CONSUMER STAPLES
569,500	Esprit Holdings, Ltd.	3,731,749

	DIVERSIFIED OPERATIONS
743,000	Hutchison Whampoa, Ltd.	5,201,546

	ENERGY
3,958,000	CNOOC, Ltd.	5,874,749

	FINANCE
586,500	Wharf Holdings, Ltd.	3,164,244

	TELECOMMUNICATION SERVICES
567,000	China Mobile, Ltd.	5,309,313

	UTILITIES
815,000	CLP Holdings, Ltd.	5,448,640
2,228,000	Hong Kong & China Gas Co., Ltd.	5,351,554
529,500	Hongkong Electric Holdings	2,822,029

		13,622,223

	Total Hong Kong	36,903,824

	ITALY (1.4%)
	FINANCE
1,002,502	Intesa Sanpaolo SpA1	4,234,441
871,799	UniCredito Italiano SpA	2,923,975

	Total Italy	7,158,416

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	9

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (26.6%)
	CONSUMER DISCRETIONARY
194,000	Denso Corp.	$5,270,916
113,000	Honda Motor Co., Ltd.	3,477,911
20,000	Nintendo Co., Ltd.	5,072,686
225,000	Sekisui House, Ltd.	1,920,332
97,100	Toyota Motor Corp.	3,821,672

		19,563,517

	CONSUMER STAPLES
220,000	Hoya Corp.	4,792,319
261,300	Kao Corp.	5,837,748
219,800	Seven & I Holdings Co., Ltd.	4,792,950
43,000	Shimamura Co., Ltd.	4,087,892

		19,510,909

	ENERGY
586	INPEX Corp.	4,769,048

	FINANCE
235,000	Aeon Mall Co., Ltd.	4,946,958
128,700	Daito Trust Construction Co., Ltd.	5,351,891
354,000	Mitsubishi Estate Co., Ltd.	5,346,190
293,100	Tokio Marine Holdings, Inc.	7,501,177

		23,146,216

	HEALTH CARE
143,700	Astellas Pharma, Inc.	5,232,818
280,800	Chugai Pharmaceutical Co., Ltd.	5,498,193
182,000	Takeda Pharmaceutical Co., Ltd.	7,279,656

		18,010,667

	INDUSTRIALS
154,600	Daikin Industries, Ltd.	5,240,502
63,600	Fanuc, Ltd.	5,313,476
52,400	Hirose Electric Co., Ltd.	5,401,236
26,605	Keyence Corp.	5,250,534
The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	JAPAN (continued)
	INDUSTRIALS (continued)
76,000	Secom Co., Ltd.	$3,535,365
614	West Japan Railway Co.	2,170,776

		26,911,889

	INFORMATION TECHNOLOGY
340,300	Canon, Inc.	12,701,608

	MATERIALS
69,800	Nitto Denko Corp.	2,069,887
90,000	Shin-Etsu Chemical Co., Ltd.	4,715,795

		6,785,682

	TELECOMMUNICATION SERVICES
787	KDDI Corp.	4,159,435

	Total Japan	135,558,971

	NETHERLANDS (1.3%)
	CONSUMER DISCRETIONARY
356,095	Reed Elsevier NV	4,166,234

	FINANCE
196,172	ING Groep NV	2,542,986

	Total Netherlands	6,709,220

	NEW ZEALAND (0.3%)
	TELECOMMUNICATION SERVICES
935,738	Telecom Corp. of New Zealand, Ltd.	1,706,786

	Total New Zealand	1,706,786

	SINGAPORE (3.3%)
	FINANCE
675,000	DBS Group Holdings, Ltd.	6,174,028
458,247	Oversea-Chinese Banking Corp., Ltd.	2,466,780
248,000	United Overseas Bank, Ltd.	2,970,877

		11,611,685

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	11

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	SINGAPORE (continued)
	INDUSTRIALS
78,800	Jardine Matheson Holdings, Ltd.	$2,347,924

	TELECOMMUNICATION SERVICES
1,414,000	Singapore Telecommunications, Ltd.	2,936,446

	Total Singapore	16,896,055

	SOUTH AFRICA (0.4%)
	ENERGY
58,830	Sasol, Ltd.	2,199,532

	Total South Africa	2,199,532

	SPAIN (4.9%)
	CONSUMER DISCRETIONARY
88,900	Inditex SA	5,231,993

	FINANCE
275,466	Banco Santander Central Hispano SA	4,445,743

	TELECOMMUNICATION SERVICES
269,498	Telefonica SA	7,541,881

	UTILITIES
855,215	Iberdrola SA	7,774,079

	Total Spain	24,993,696

	SWEDEN (0.9%)
	CONSUMER DISCRETIONARY
82,000	Hennes & Mauritz AB (B Shares)	4,730,674

	Total Sweden	4,730,674

	SWITZERLAND (7.6%)
	CONSUMER STAPLES
135,000	Nestle SA	6,287,120

	FINANCE
11,398	Zurich Financial Services AG	2,614,201

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares		Value

	COMMON STOCKS (continued)
	SWITZERLAND (continued)
	HEALTH CARE
39,100	Alcon, Inc.	$5,583,089
165,000	Nobel Biocare Holding AG	4,689,909
272,695	Novartis AG	14,251,044

		24,524,042

	INDUSTRIALS
3,845	SGS SA	5,150,640

	Total Switzerland	38,576,003

	TAIWAN (1.1%)
	ELECTRONICS
1,954,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,542,344

	TELECOMMUNICATION SERVICES
119,740	Chunghwa Telecom Co., Ltd. ADR	2,081,081

	Total Taiwan	5,623,425

	UNITED KINGDOM (16.4%)
	CONSUMER DISCRETIONARY
723,409	Compass Group, Plc.	4,612,986

	CONSUMER STAPLES
104,000	Reckitt Benckiser, Plc.	5,193,426
868,000	Tesco, Plc.	5,817,627
294,907	Unilever, Plc.	8,865,614
1,099,300	WM Morrison Supermarkets, Plc.	5,062,329

		24,938,996

	ENERGY
537,198	BG Group, Plc.	9,301,222
843,503	BP, Plc.	7,978,505
63,400	Cairn Energy, Plc.1	2,752,996
257,261	Royal Dutch Shell, Plc. (A Shares)	7,671,485

		27,704,208

	FINANCE
263,785	Aviva, Plc.	1,658,843

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	13

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Shares			Value

	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	HEALTH CARE
411,583	GlaxoSmithKline, Plc.		$8,489,310
612,600	Smith & Nephew, Plc.		5,443,454

			13,932,764

	TELECOMMUNICATION SERVICES
2,430,531	Vodafone Group, Plc.		5,400,953

	UTILITIES
1,353,000	Centrica, Plc.		5,519,706

	Total United Kingdom		83,768,456

	TOTAL COMMON STOCKS (identified cost $452,884,435)		496,210,862

Principal
Amount

	SHORT-TERM INVESTMENT (1.8%)
$9,200,000	Societe Generale Time Deposit 0.120% 11/02/09		9,200,000

	TOTAL SHORT-TERM INVESTMENT
	(Identified cost $9,200,000)		9,200,000

TOTAL INVESTMENTS (Identified cost $462,084,435)2		99.0%	$505,410,862
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		1.0	4,958,727

NET ASSETS		100.0%	$510,369,589

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $464,538,283. The aggregate gross unrealized appreciation is $108,015,958 and the aggregate gross unrealized depreciation is $67,143,379, resulting in net unrealized appreciation of $40,872,579.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009
FAIR VALUE MEASUREMENTS

The Fund adopted Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures (“ASC 820”), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Investments, at value	(Level 1)	(Level 2)	(Level 3)	10/31/2009

Australia	$–	$37,695,597	–	$37,695,597
Belgium	–	6,453,830	–	6,453,830
Brazil	5,211,588	–	–	5,211,588
Denmark	–	5,387,113	–	5,387,113
Finland	–	2,343,878	–	2,343,878
France	–	51,839,307	–	51,839,307
Germany	–	22,454,491	–	22,454,491
Hong Kong	–	36,903,824	–	36,903,824
Italy	–	7,158,416	–	7,158,416
Japan	–	135,558,971	–	135,558,971
Netherlands	–	6,709,220	–	6,709,220
New Zealand	–	1,706,786	–	1,706,786
Singapore	–	16,896,055	–	16,896,055
South Africa	–	2,199,532	–	2,199,532
Spain	–	24,993,696	–	24,993,696
Sweden	–	4,730,674	–	4,730,674
Switzerland	5,583,089	32,992,914	–	38,576,003
Taiwan	2,081,081	3,542,344	–	5,623,425
United Kingdom	–	83,768,456	–	83,768,456
Short-Term Investment	–	9,200,000	–	9,200,000

Total	$12,875,758	$492,535,104	–	$505,410,862

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	15

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009

ASSETS:
Investments in securities, at value (identified cost $462,084,435)	$505,410,862
Foreign currency, at value (identified cost $49,771)	49,771
Receivables for:
Capital stock sold	3,436,274
Dividends and interest	1,658,214
Investment sold	1,377,585

Total Assets	511,932,706

LIABILITIES:
Due to Brown Brothers Harriman	263,707
Payables for:
Investment advisory and administrative fees	350,395
Investment purchased	323,960
Capital stock redeemed	319,527
Custody and accounting fees	111,324
Shareholder servicing fees	100,899
Professional fees	62,600
Board of Trustees’ fees	1,730
Accrued expenses and other liabilities	28,975

Total Liabilities	1,563,117

NET ASSETS	$510,369,589

Net Assets Consist of:
Paid-in capital	$525,197,364
Undistributed net investment income	7,458,328
Accumulated net realized loss on investments and
foreign exchange transactions	(65,635,299)
Net unrealized appreciation on investments and
foreign currency translations	43,349,196

Net Assets	$510,369,589

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($470,890,757 ÷ 39,293,127 shares outstanding)	$11.98

CLASS I SHARES
($39,478,832 ÷ 3,286,493 shares outstanding)	$12.01

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS
For the year ended October 31, 2009

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $799,751)	$12,656,967
Interest Income	14,751
Other Income	9,403

Total Income	12,681,121

Expenses:
Investment advisory and administrative fees	3,155,691
Shareholder servicing fees	917,054
Custody and accounting fees	304,878
Professional fees	74,547
Board of Trustees’ fees	63,724
Miscellaneous expenses	85,204

Total Expenses	4,601,098
Expense offset arrangement	(8,876)

Net Expenses	4,592,222

Net Investment Income	8,088,899

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments	(63,857,239)
Net realized gain on foreign exchange transactions	27,678

Net realized loss on investments and foreign exchange transactions	(63,829,561)
Net change in unrealized appreciation on investments	84,265,289
Net change in unrealized appreciation on foreign currency
translations	44,008,446

Net change in unrealized appreciation on investments and
foreign currency translations	128,273,735

Net Realized and Unrealized Gain	64,444,174

Net Increase in Net Assets Resulting from Operations	$72,533,073

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	17

BBH INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2009	2008

INCREASE IN NET ASSETS:
Operations:
Net investment income	$8,088,899	$13,478,131
Net realized gain (loss) on investments and
foreign exchange transactions	(63,829,561)	14,185,002
Net change in unrealized appreciation/(depreciation)
on investments and foreign currency translations	128,273,735	(313,622,636)

Net increase (decrease) in net assets
resulting from operations	72,533,073	(285,959,503)

Dividends and distributions declared:
From net investment income:
Class N	(12,819,934)	(10,352,578)
Class I	(1,013,444)	(762,747)
From net realized gains:
Class N	(11,089,345)	(29,955,831)
Class I	(791,571)	(1,916,194)

Total dividends and distributions declared	(25,714,294)	(42,987,350)

Capital stock transactions:
Net proceeds from sales of capital stock	135,598,814	105,933,541
Net asset value of capital stock issued to shareholders
for reinvestment of dividends and distributions	25,060,697	1,288,415
Net cost of capital stock redeemed	(134,669,444)	(85,445,720)

Net increase in net assets resulting from
capital stock transactions	25,990,067	21,776,236

Total increase (decrease) in net assets	72,808,846	(307,170,617)

NET ASSETS:
Beginning of year	437,560,743	744,731,360

End of year (including undistributed net investment
income of $7,458,328 and $13,233,363, respectively)	$510,369,589	$437,560,743

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

	For the years ended October 31,
	2009		2008		2007		2006		2005
Net asset value, beginning of year	$10.73		$18.53		$15.71		$12.59		$10.96

Income from investment operations:
Net investment income1	0.21		0.32		0.28		0.25		0.18
Net realized and unrealized gain (loss)	1.74		(7.06)		2.95		3.07		1.54

Total income (loss) from
investment operations	1.95		(6.74)		3.23		3.32		1.72

Less dividends and distributions:
From net investment income	(0.37)		(0.27)		(0.24)		(0.20)		(0.09)
From net realized gains	(0.33)		(0.79)		(0.17)		–		–

Total dividends and distributions	(0.70)		(1.06)		(0.41)		(0.20)		(0.09)

Net asset value, end of year	$11.98		$10.73		$18.53		$15.71		$12.59

Total return	19.69%		(38.30)%		21.01%		26.62%		15.77%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$471		$412		$700		$524		$356
Ratio of expenses to average net assets	1.18	%2	1.13	%2	1.17	%2	1.11	%2	1.23%
Ratio of net investment income to
average net assets	2.04%		2.09%		1.64%		1.76%		1.49%
Portfolio turnover rate	34%		19%		16%		10%		5%

1	Calculated using average shares outstanding for the year.

2
The ratio of expenses to average net assets for the years ended October 31, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 1.19%, 1.13%, 1.17%, and 1.17%, respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	19

BBH INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year

	For the years ended October 31,
	2009		2008		2007		2006		2005
Net asset value, beginning of year	$10.77		$18.59		$15.76		$12.62		$10.98

Income from investment operations:
Net investment income1	0.24		0.35		0.32		0.29		0.21
Net realized and unrealized gain (loss)	1.75		(7.07)		2.96		3.07		1.54

Total income (loss) from
investment operations	1.99		(6.72)		3.28		3.36		1.75

Less dividends and distributions:
From net investment income	(0.42)		(0.31)		(0.28)		(0.22)		(0.11)
From net realized gains	(0.33)		(0.79)		(0.17)		–		–

Total dividends and distributions	(0.75)		(1.10)		(0.45)		(0.22)		(0.11)

Net asset value, end of year	$12.01		$10.77		$18.59		$15.76		$12.62

Total return	20.01%		(38.12)%		21.28%		26.98%		16.05%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$39		$26		$45		$40		$34
Ratio of expenses to average net assets	0.93	%2	0.88	%2	0.91	%2	0.87	%2	0.98%
Ratio of net investment income to
average net assets	2.29%		2.32%		1.87%		2.02%		1.73%
Portfolio turnover rate	34%		19%		16%		10%		5%

1	Calculated using average shares outstanding for the year.

2
The ratio of expenses to average net assets for the years ended October 31, 2009, 2008, 2007 and 2006 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.93%, 0.88%, 0.91%, and 0.94%, respectively.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

1.	Organization and Significant Accounting Policies. BBH International Equity Fund (the “Fund”) is a separate diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Trustees reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At October 31, 2009 there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Trust’s Board of Trustees. The Fund may use a systematic fair value model provided by an independent third party to value international securities; (5) short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trust’s Board of Trustees.

	B.	Accounting for Investments and Income. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and as a realized gain, respectively. Interest income is accrued daily. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain.

FINANCIAL STATEMENT OCTOBER 31, 2009	21

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

C.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service.

D.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on foreign currency translations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, resulting from changes in the exchange rate.

E.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

F.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may pay reasonable
22

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan during the year ended October 31, 2009.

G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards and the recognition of unrealized gains or losses on open forward foreign currency exchange contracts and passive foreign investment companies at year end. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2009, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$13,836,164	$11,878,130	$25,714,294	–	$25,714,294
2008:	15,365,734	27,621,616	42,987,350	–	42,987,350

FINANCIAL STATEMENT OCTOBER 31, 2009	23

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other Book/Tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2009:	$7,560,300	$–	$7,560,300	$(63,283,423)	$(2,453,848)	$43,349,196	$(14,827,775)
2008:	13,233,363	11,878,130	25,111,493	–	(1,833,508)	(84,924,539)	(61,646,554)

The Fund had a net capital loss carryforward of approximately $63,283,423 which expires as follows:

Expiration date	Amount
10/31/2017	$63,283,423

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

	I.	Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

	J.	Accounting Developments. In March 2008, ASC 815 Derivatives and Hedging (“ASC 815”), was issued and is effective for fiscal years beginning after November 15, 2008. ASC 815 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. ASC 815 also requires disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The Fund has adopted ASC 815 and management had determined there is no material impact to the financial statements for the year ended October 31, 2009.

3.	Fees and Other Transactions with Affiliates.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman
24

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

& Co. (“BBH”) through a separately identifiable department (“SID”) provides investment advisory and portfolio management services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. BBH has a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC receives compensation paid by BBH. For the year ended October 31, 2009, the Fund incurred $3,155,691 for investment advisory and administrative services.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the year ended October 31, 2009, the Fund incurred $917,054 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2009, the Fund incurred $304,878 for custody and accounting services. These fees were reduced by $8,876 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. As of October 31, 2009 the Fund had $263,707 outstanding under such arrangement. The total interest paid by the Fund for the year ended October 31, 2009 was $6,346.

Securities Lending Fees. The Trust has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2009, the Fund incurred no security lending fees.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2009, the Fund incurred $63,724 for these fees.

4.	Investment Transactions. For the year ended October 31, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $132,127,797 and $137,628,851, respectively.

FINANCIAL STATEMENT OCTOBER 31, 2009	25

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

5.	Capital Stock. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of capital stock, at no par value. Transactions in shares of capital stock were as follows:

	For the year ended October 31, 2009		For the year ended October 31, 2008
	Shares	Dollars	Shares	Dollars
Class N
Capital stock sold	11,835,779	$125,598,814	6,752,633	$105,933,541
Capital stock issued
in connection with
reinvestment of
dividends	2,377,882	23,255,682	79,385	1,288,415
Capital stock redeemed	(13,253,669)	(132,864,429)	(6,265,420)	(85,445,720)

Net increase	959,992	$15,990,067	566,598	$21,776,236

Class I
Capital stock sold	864,304	$10,000,000	–	$–
Capital stock issued
in connection with
reinvestment of
dividends	184,562	1,805,015	–	–
Capital stock redeemed	(184,562)	(1,805,015)	–	–

Net increase	864,304	$10,000,000	–	$–

6.	Principal Risk Factors and Indemnifications.

Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund,

26

BBH INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event. In accordance with the provisions set forth in ASC 855 Subsequent Events (“ASC 855”), adopted by the Fund as of October 31, 2009, management has evaluated the possibility of subsequent events through December 23, 2009. Management has determined that there are no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.

FINANCIAL STATEMENT OCTOBER 31, 2009	27

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES
October 31, 2009 (unaudited)
EXAMPLE

As a shareholder of BBH International Equity Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF FUND EXPENSES (continued)
October 31, 2009 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2009 to
	May 1, 2009	October 31, 2009	October 31, 20091

Class N
Actual	$1,000	$1,255.80	$6.60
Hypothetical2	$1,000	$1,019.36	$5.90

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2009 to
	May 1, 2009	October 31, 2009	October 31, 20091

Class I
Actual	$1,000	$1,257.60	$5.12
Hypothetical2	$1,000	$1,020.67	$4.58

1
Expenses are equal to the Fund’s annualized expense ratio of 1.16% and 0.90% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT OCTOBER 31, 2009	29

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION
October 31, 2009 (unaudited)
Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008, the Board of Trustees (the “Board”) of the Trust unanimously approved the continuance of the Investment Advisory/Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board noted that, under the Agreement and with respect of each Fund, the SID, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ investment objective and policies. The Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the Agreement and noted that the scope of services provided had expanded over time. The Board considered the quality of the investment research by the SID, the administrative capabilities provided by BBH and the other resources BBH and the SID have dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Agreement.

Subject to the supervision of the Board, the SID oversees the sub-advisers and evaluates their results. The SID reviews portfolio performance and composition, departures of key personnel of the sub-advisers and any other relevant topics. The SID also analyzes and monitors economic trends and monetary policy on continuous basis. The holdings of the BBH International Equity Fund and the allocation of assets to the sub-advisers are regularly reviewed with the objective of enhancing the total rate of return over a full market cycle and dampening return volatility.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH’s current investment company advisory and other fees. The Board also reviewed BBH’s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, fund accounting, custody, securities lending and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity’s capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses, as well as the “revenue sharing” arrangements BBH has

30

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH’s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH’s level of profitability from its relationship with each Fund was not excessive.

Fall-Out Benefits

The Board considered that the SID does not allocate the Funds’ portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds’ purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning the SID’s policies with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also considered that BBH receives shareholder servicing fees from certain Funds, and is the Funds’ administrator, custodian and securities lending agent. The Board recognized that BBH’s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as “fallout” benefit from the Funds.

Economies of Scale

The Board noted that the Funds’ combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act, as amended.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and

FINANCIAL STATEMENT OCTOBER 31, 2009	31

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds’ current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 10, 2008, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each Fund over the prior 1-, 3-, and 5- year periods and compared the performance information to a securities index over comparable periods.

Fee Rates

The Board considered the fee rate to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined investment advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers and administrative services such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to the BBH International Equity Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the performance of the BBH International Equity Fund’s Class N shares and Class I shares versus the MSCI Europe, Australasia and Far East Index (the “Index”). The Board considered the performance of the BBH International Equity Fund and each sub-adviser since adopting a multi-manager approach and employing two sub-advisers in January 2004. The Board recognized that divergence from the Index, particularly during periods of significant market movements, was to be expected because each of the sub-advisers has a clearly defined fundamental investment style with only modest concern from tracking error to the Index. The Board reviewed the overall investments of the Fund and concluded that the portfolio was broadly diversified in terms of country exposure, sector exposure and specific company risk. The Board noted that the performance of both share classes before and after all expenses was better

32

BBH INTERNATIONAL EQUITY FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)
than the Index since January 31, 2004. The Board also noted the expense ratio for both share classes were in line with many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH International Equity Fund’s investment results over time and its total expense ratio had been reasonable.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). By way of example, compensation and delegation of responsibility arrangements may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by the SID to the third party. The SID may pay a solicitation fee for referrals and/or advisory or incentive fees.

The Trust manages these conflicts. For example, the Funds have adopted and implemented policies and procedures, including trade allocation procedures, which are designed to address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by an oversight committee, and compliance with the Code of Ethics. Finally, BBH has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

FINANCIAL STATEMENT OCTOBER 31, 2009	33

BBH INTERNATIONAL EQUITY FUND

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2009
BBH International Equity (the “Fund”) hereby designates $11,878,130 as an approximate amount of capital gain dividend for the purpose of the dividends paid deduction.

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Fund designates up to a maximum of $22,255,256 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2009. In January 2010 shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2009. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their individual income tax returns.

The amounts which represent income derived from sources within, and taxes paid to foreign countries or possessions of the United States are as follows:

Foreign	Foreign Tax
Source Income	Credit Total

$13,456,718	$750,706
34

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)
Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH International Equity Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759.

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

Joseph V. Shields Jr.	Chairman of	Since	Managing Director, Chairman and	4	None
Birth Date:	the Board and	2007	Chief Executive Officer of Shields &
March 17, 1938	Trustee		Company (member of New York
Shields & Company			Stock Exchange); Chairman of Capital
140 Broadway			Management Associates, Inc.
New York, NY 10005			(registered investment adviser);
			Director of Flower Foods, Inc. (New
			York Stock Exchange listed company).

David P. Feldman	Trustee	Since	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		2007	present); Director of QMED (1999 to		Dreyfus
November 16, 1939			May 2007).		Mutual Funds
C/O BBH & Co.					(59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.	Trustee	Since	Retired; Trustee, R.K. Mellon Family	4	None
Miltenberger		2007	Trust (1981 to June 2003); Director
Birth Date:			of Aerostructures Corporation
November 8, 1938			(aircraft manufacturer) (1996 to
503 Darlington Road			July 2003).
Ligonier, PA 15658

Samuel F. Pryor, IV	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
June 12, 1955
130 East 67th Street
New York, NY 10021

FINANCIAL STATEMENT OCTOBER 31, 2009	35

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

H. Whitney Wagner	Trustee	Since	President, Clear Brook Advisors, a	4	None
Birth Date:		2007	registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret	President and	Since	President and Principal Executive	N/A	N/A
Birth Date:	Principal	2008	Officer of the Trust; Joined Brown
April 11, 1959	Executive		Brothers Harriman & Co. (“BBH &
140 Broadway	Officer		Co.”) in 1981 and has been a Partner
New York, NY 10005			of the firm since 1998.

Charles H. Schreiber	Treasurer and	Since	Treasurer and Principal Financial	N/A	N/A
Birth Date:	Principal	2007	Officer of the Trust; Senior Vice
December 10, 1957	Financial		President of BBH & Co. since
140 Broadway	Officer		September 2001; Joined BBH & Co.
New York, NY 10005			in 1999.

Mark B. Nixon	Assistant	Since	Assistant Secretary and Assistant	N/A	N/A
Birth Date:	Secretary,	2007	Treasurer of the Trust; Vice President
January 14, 1963	Assistant		of BBH & Co. (since October 2006);
140 Broadway	Treasurer		Accounting Manager, Reserve Funds
New York, NY 10005			(August 2005-September 2006);
Assistant Controller, Reserve Funds
(February 2005 – August 2005);
Private Consultant (December
2001 – February 2005).

Beth Haddock	Chief	Since	Chief Compliance Officer of the Trust	N/A	N/A
Birth Date:	Compliance	2007	(September 2007 – present); Chief
December 10, 1965	Officer		Compliance Officer for the
140 Broadway			FINRA/NYSE and SEC compliance
New York, NY 10005			programs and Associate Compliance
Director for the global compliance
program (April 2005 – present);
Deputy General Counsel of AXA
Advisors/ AXA Financial (November
1997 – April 2005).
36

TRUSTEES AND OFFICERS OF BBH INTERNATIONAL EQUITY FUND

(unaudited)

		Term of		Number of
		Office		Funds in
		and		Fund	Other
	Position(s)	Length		Complex	Directorships
Name, Birth Date	Held with	of Time	Principal Occupation(s)	Overseen by	Held by
and Address	Trust	Served#	During Past 5 Years	Trustee^	Trustee

Sue M. Rim-An	Anti-Money	Since	Anti-Money Laundering Officer,	N/A	N/A
Birth Date:	Laundering	2008	Vice President of BBH & Co.
September 10, 1970	Officer		(September 2007 – present); AML
140 Broadway			Officer at UBS Investment Bank
New York, NY 10005			(April 2006 – August 2007); AML
Officer & Vice President in Private
Client Services at Bear Stearns &
Co (June 1992 – April 2006).

Gail C. Jones	Secretary	Since	Secretary of the Trust; Counsel,	N/A	N/A
Birth Date:		2007	ReedSmith, LLP (since October 2002);
October 26, 1953			Corporate Counsel (January 1997 to
1001 Liberty Avenue			September 2002) and Vice President
Pittsburgh, PA			(January 1999 to September 2002) of
15222-3779			Federated Services Company.

George M. Polatas	Vice President	Since	Vice President of the Trust (since	N/A	N/A
Birth Date:		2008	June 2008); Assistant Vice President
March 3, 1962			of Federated Services Company; Vice
1001 Liberty Avenue,			President of various funds distributed
Pittsburgh, PA			by Edgewood Services, Inc (January
15222-3779			1997 to present).

Theodore J. Boudria	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2008	Senior Vice President (since 2009);
June 26, 1968			Vice President (2003 – 2009); Joined
70 Franklin Street			BBH & Co. in 1995.
Boston, MA 02110

Warren D. Kenniston	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2009	Assistant Vice President of BBH &
October 14, 1979			Co. (since January 2008); Manager,
70 Franklin Street			State Street Bank and Trust Co.
Boston, MA 02110			(October 2006 – January 2008);
Manager, The Siegfried Group,
LLP/Investors Bank & Trust Company,
(July 2005 – September 2006); Senior
Accountant, State Street Bank and
Trust Co. (June 2002 – June 2005).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

^	The Fund Complex consists of the Trust, which has four series and each is counted as one “Fund” for purposes of this table.

FINANCIAL STATEMENT OCTOBER 31, 2009	37

(This page intentionally left blank)

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759
To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265

By E-mail send your request to:	bbhfunds@bbh.com

On the internet:	www.bbhfunds.com
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Annual Report
OCTOBER 31, 2009

BBH BROAD MARKET FUND

BBH BROAD MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
October 31, 2009

2009 was marked by the significant recovery of risk premiums from record wide levels across most investment grade fixed income sectors. In general, the unprecedented actions taken by policymakers, including the outright purchase of $1.5 trillion of U.S. Treasury, Agency, and mortgage backed-securities, was successful in restoring liquidity to fixed income markets and stimulating demand for non-government debt securities. During the second quarter of 2009, the release of government stress testing results on the countries largest banking institutions indicated that capital adequacy was generally better than expected allowing many banks to raise new equity capital. As of the completion of this commentary, most major U.S. banks have already paid back government loans from the Troubled Asset Relief Program (TARP) or are formulating plans to do so in the near future. By the end of the performance period, aggregate spreads for banks remained above historic norms but well inside the distressed levels experienced in the first quarter of 2009.

The mandate for the BBH Broad Market Fund (the “Fund”) was changed in the first quarter of 2009 as our clients required an investment alternative to place medium-term liquidity seeking positive rates of return above the meager yields available in the money-markets. We saw an opportunity to provide ample fixed income returns in the context of relatively low interest rate sensitivity in short-maturity corporate bonds and asset-backed securities (ABS). As the year began, risk premiums for high quality corporate credit and ABS were at record highs. In addition, short-maturity rates on Treasuries had fallen below 1% in response to the Federal Reserve’s highly accommodative monetary policy. We believed that the implied default rates associated with these abnormally high risk premiums provided adequate compensation for even the most dire of economic scenarios. Moreover, low short-maturity rates were believed to mark the bottom of the interest rate cycle and would offer little protection when economic recovery eventually lifted them higher. As a result, we positioned the majority of the Fund’s assets in high quality, short-maturity industrial corporate bonds and consumer receivable-backed ABS while reducing the overall duration of the Fund below three-years.”As larger banks successfully raised equity capital, and in some cases paid back TARP, exposure to a select group of these issuers were eventually added to the Fund later in the performance period. The new mandate benefited the Fund from the significant spread tightening experienced throughout the year, returning 13.63%1for Class N shares and 13.67%1 for Class I shares for the 12-month period ending October 31, 2009. As we look forward, we continue to believe that short-maturity, corporate credit and ABS offer ample relative value compared with short-maturity government securities and intend to maintain a sizeable concentration to these sectors in the Fund.

1
Performance data quoted represents no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

2

BBH BROAD MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
October 31, 2009

Growth of $10,000 Invested in BBH Broad Market Fund

The graph below illustrates the hypothetical investment of $10,0001 in the Class N shares of the Fund from July 20, 2000 to October 31, 2009 as compared to the BCAG.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principle value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual Fund performance changes over time and current performance may be lower or higher than what is stated. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For current to the most recent month end performance and after tax returns, contact the Fund at 1-800-625-5759.

1
The Fund’s performance assumes the reinvestment of all dividends and distributions. The Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Bond Index (“BCAG”) has been adjusted to reflect reinvestment of dividends on securities in the index. The BCAG is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged.

2
The BBH Broad Market Fund – Class N commenced operations on December 22, 2000. Performance prior to December 22, 2000 is that of the BBH Broad Market Fixed Income Portfolio adjusted to assume that all charges, expenses and fees of the Class N shares and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The Class N shares’ annualized performance from December 22, 2000 (commencement of operations) to October 31, 2009 was 5.18%.

FINANCIAL STATEMENT OCTOBER 31, 2009	3

BBH BROAD MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH Broad Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH Broad Market Fund (a series of BBH Trust) (the “Fund”) as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH Broad Market Fund as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 23, 2009

4

BBH BROAD MARKET FUND

PORTFOLIO ALLOCATION
October 31, 2009

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets

Asset Backed Securities	$294,873,699	22.3%
Corporate Bonds	958,570,847	72.4
U.S. Government Agency Obligations	6,156,452	0.5
Certificates of Deposit	20,577,203	1.5
Commercial Paper	37,499,875	2.8
Cash and Other Assets in Excess of Liabilities	6,948,719	0.5

NET ASSETS	$1,324,626,795	100.0%

All data as of October 31, 2009. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	5

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (22.3%)
$5,000,000	Ally Auto Receivables Trust 2009-A1	06/17/13	2.330%	$5,009,570
15,000,000	American Express Credit Account
	Master Trust 2006-2	01/15/14	5.350	15,953,552
2,750,000	American Express Credit Account
	Master Trust 2008-42	11/15/16	1.645	2,798,347
2,750,000	American Express Credit Account
	Master Trust 2008-92	04/15/16	1.845	2,815,958
5,500,000	Americredit Prime Automobile
	Receivables Trust 2009-1	01/15/14	2.210	5,498,958
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	22,290,816
1,866,308	Banc of America Securities Auto
	Trust 2006-G1	12/20/10	5.170	1,870,706
8,000,000	Bank of America Auto Trust 2009-1A1	07/15/13	2.670	8,151,603
3,500,000	Capital One Multi-Asset Execution
	Trust 2005-A7	06/15/15	4.700	3,728,165
5,000,000	Capital One Multi-Asset Execution
	Trust 2006-A2	11/15/13	4.850	5,212,016
5,000,000	Capital One Multi-Asset Execution
	Trust 2006-A6	02/18/14	5.300	5,288,725
10,000,000	Capital One Multi-Asset Execution
	Trust 2008-A3	02/15/16	5.050	10,794,156
465,000	Chase Issuance Trust 2007-A3	04/15/19	5.230	504,819
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.995	6,842,257
6,495,000	Chase Issuance Trust 2008-A11	07/15/15	5.400	7,156,279
3,750,000	Chrysler Financial Auto Securitization
	Trust 2009-A	06/15/11	1.850	3,778,848
25,000,000	Citibank Credit Card Issuance
	Trust 2009-A4	06/23/16	4.900	26,961,710
16,500,000	CitiFinancial Auto Issuance
	Trust 2009-11	10/15/13	2.590	16,503,402
4,500,000	CNH Equipment Trust 2009-A	10/17/11	4.060	4,554,268
4,000,000	CNH Equipment Trust 2009-A	11/15/12	5.280	4,208,237
10,000,000	CNH Equipment Trust 2009-B	03/15/13	2.970	10,184,947

The accompanying notes are an integral part of these financial statements.

6

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$3,177,399	Connecticut RRB Special Purpose Trust
	CL&P 2001-1	12/30/11	6.210%	$3,288,512
315,079	Credit-Based Asset Servicing and
	Securitization LLC 2003-CB32,3	12/25/32	2.879	234,601
1,361,563	CVS Pass-Through Trust1	01/10/12	7.770	1,486,088
72,733	Daimler Chrysler Auto Trust 2006-D	02/08/11	4.980	73,095
10,500,000	Ford Credit Auto Owner Trust 2009-B	08/15/13	2.790	10,718,210
27,000,000	GE Capital Credit Card Master Note
	Trust 2009-2	07/15/15	3.690	27,694,988
7,000,000	GE Capital Credit Card Master Note
	Trust 2009-3	09/15/14	2.540	7,011,979
942,424	Honda Auto Receivables Owner
	Trust 2007-2	05/23/11	5.460	956,294
4,000,000	Honda Auto Receivables Owner
	Trust 2008-1	01/18/12	4.470	4,091,646
12,000,000	Honda Auto Receivables Owner
	Trust 2009-3	05/15/13	2.310	12,184,931
152,118	Household Automotive Trust 2006-13	06/17/11	5.430	153,834
572,407	Hyundai Auto Receivables Trust 2008-A	05/16/11	4.160	578,306
5,750,000	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	5,795,337
3,250,000	John Deere Owner Trust 2009-A	09/15/11	1.960	3,270,521
5,000,000	John Deere Owner Trust 2009-A	10/15/13	2.590	5,089,357
12,500,000	Mercedes-Benz Auto Receivables
	Trust 2009-1	01/15/14	1.670	12,523,273
808,719	Nissan Auto Receivables Owner
	Trust 2006-B	11/15/11	5.220	819,708
770,013	Nissan Auto Receivables Owner
	Trust 2008-B	10/15/10	3.800	772,842
4,000,000	Nissan Auto Receivables Owner
	Trust 2009-1	04/15/11	3.920	4,049,491
1,000,000	Nissan Auto Receivables Owner
	Trust 2009-A	02/15/13	3.200	1,030,525
2,846,013	USAA Auto Owner Trust 2006-2	02/15/12	5.370	2,894,374
3,561,541	USAA Auto Owner Trust 2008-1	04/16/12	4.160	3,627,788
10,000,000	USAA Auto Owner Trust 2009-1	06/17/13	3.020	10,254,050

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	7

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	ASSET BACKED SECURITIES (continued)
$5,500,000	Volkswagen Auto Loan Enhanced
	Trust 2008-2	03/20/13	5.470%	$5,814,685
350,000	Wachovia Auto Owner Trust 2005-B	11/20/12	4.930	351,925

	Total Asset Backed Securities
	(Identified cost $290,616,212)			294,873,699

	CORPORATE BONDS (72.4%)
	AEROSPACE & DEFENSE (3.6%)
7,000,000	General Dynamics Corp.	02/01/14	5.250	7,654,710
3,000,000	Goodrich Corp.	12/15/12	7.625	3,397,623
13,767,000	Lockheed Martin Corp.	03/14/13	4.121	14,487,716
3,000,000	Northrop Grumman Corp.	08/01/14	3.700	3,047,904
6,900,000	Northrop Grumman Systems Corp.	02/15/11	7.125	7,376,280
7,020,000	Raytheon Co.	01/15/11	4.850	7,288,143
4,250,000	United Technologies Corp.	05/15/12	6.100	4,689,790

				47,942,166

	AGRICULTURE (3.4%)
8,990,000	Archer-Daniels-Midland Co.	03/01/13	7.125	10,176,833
11,719,000	Philip Morris International, Inc.	05/16/13	4.875	12,467,258
7,235,000	Reynolds American, Inc.	07/15/10	6.500	7,429,491
15,000,000	Reynolds American, Inc.2	06/15/11	0.999	14,774,340

				44,847,922

	BANKING (7.0%)
16,500,000	BB&T Corp.	09/25/13	3.375	16,626,324
2,038,720	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,238,759
2,000,000	GMAC, Inc.	10/30/12	1.750	2,003,466
13,000,000	Goldman Sachs Group, Inc.	05/01/14	6.000	14,291,745
13,000,000	JPMorgan Chase & Co.	05/01/13	4.750	13,778,765
13,000,000	Morgan Stanley	10/15/13	6.750	14,315,236
13,755,000	US Bank N.A.	02/04/14	6.300	15,436,824
13,000,000	Wachovia Corp.	05/01/13	5.500	13,926,094

				92,617,213

The accompanying notes are an integral part of these financial statements.

8

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	BEVERAGES (2.1%)
$7,000,000	Coca-Cola Co.	03/15/14	3.625%	$7,296,975
6,825,000	Coca-Cola Enterprises, Inc.	03/01/12	3.750	7,137,005
7,000,000	Diageo Finance BV	04/01/13	5.500	7,592,718
185,000	PepsiAmericas, Inc.	05/31/11	5.625	196,788
5,000,000	PepsiAmericas, Inc.	02/15/14	4.375	5,245,555

				27,469,041

	CHEMICALS (2.3%)
3,250,000	Air Products & Chemicals, Inc.	02/01/13	4.150	3,397,381
7,000,000	E.I. Du Pont de Nemours & Co.	07/15/13	5.000	7,631,799
4,610,000	Monsanto Co.	08/15/12	7.375	5,293,128
14,000,000	Praxair, Inc.	09/15/15	3.250	14,116,732

				30,439,040

	DIVERSIFIED (0.8%)
9,400,000	EnCana Holdings Finance Corp.	05/01/14	5.800	10,251,001

	DIVERSIFIED FINANCIAL SERVICES (2.6%)
13,007,000	American Express Credit Corp.	08/20/13	7.300	14,607,824
8,350,000	IBM International Group Capital LLC	10/22/12	5.050	9,132,854
10,000,000	John Deere Capital Corp.	09/09/13	4.900	10,768,230

				34,508,908

	FOOD (4.1%)
4,000,000	Campbell Soup Co.	02/15/11	6.750	4,284,776
7,429,000	General Mills, Inc.	02/15/12	6.000	8,084,379
10,500,000	General Mills, Inc.	09/10/12	5.650	11,464,603
3,300,000	General Mills, Inc.	08/15/13	5.250	3,580,939
6,000,000	Kellogg Co.	04/01/11	6.600	6,453,258
12,550,000	Kroger Co.	04/01/11	6.800	13,370,394
6,253,000	Unilever Capital Corp.	11/01/10	7.125	6,665,973

				53,904,322

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	9

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	HEALTHCARE SERVICES (2.4%)
$5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500%	$5,309,920
5,000,000	UnitedHealth Group, Inc.	04/01/13	4.875	5,227,145
19,184,000	WellPoint, Inc.	08/01/12	6.800	21,090,276

				31,627,341

	HOUSEHOLD PRODUCTS / WARES (0.4%)
5,000,000	Kimberly-Clark Corp.	02/15/12	5.625	5,372,820

	INDUSTRIALS (2.5%)
12,400,000	3M Co.	11/01/11	4.500	13,225,146
7,500,000	Allied Waste North America, Inc.	06/01/17	6.875	7,950,000
5,900,000	Emerson Electric Co.	08/15/10	7.125	6,210,570
5,000,000	Emerson Electric Co.	05/01/13	4.500	5,349,260

				32,734,976

	INFORMATION TECHNOLOGY (2.7%)
2,250,000	Hewlett-Packard Co.	05/27/11	2.250	2,293,828
12,000,000	Hewlett-Packard Co.	03/01/12	5.250	12,925,536
1,100,000	Intuit, Inc.	03/15/12	5.400	1,154,713
9,000,000	Oracle Corp.	07/08/14	3.750	9,356,121
9,600,000	Pitney Bowes, Inc.	06/15/13	3.875	9,942,134

				35,672,332

	INSURANCE (3.8%)
8,910,000	ACE INA Holdings, Inc.	06/15/14	5.875	9,793,070
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,016,684
1,350,000	Allstate Corp.	08/15/14	5.000	1,426,464
13,450,000	Berkshire Hathaway Finance Corp.	08/15/13	5.000	14,602,786
1,335,000	Chubb Corp.	04/01/13	5.200	1,420,165
3,730,000	Everest Reinsurance Holdings, Inc.	03/15/10	8.750	3,814,000
10,615,000	MetLife, Inc.	12/01/11	6.125	11,437,376
365,000	Travelers Cos., Inc.	06/15/12	5.375	388,659

				49,899,204

The accompanying notes are an integral part of these financial statements.

10

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	MEDIA (3.5%)
$14,408,000	Comcast Corp.	03/15/11	5.500%	$15,152,548
19,908,000	Time Warner Cable, Inc.	07/02/12	5.400	21,262,640
10,000,000	Walt Disney Co.	12/15/13	4.500	10,720,340

				47,135,528

	OIL & GAS (5.8%)
9,645,000	Chevron Corp.	03/03/14	3.950	10,158,567
7,000,000	ConocoPhillips	02/01/14	4.750	7,515,963
8,635,000	EnCana Corp.	10/15/13	4.750	9,078,675
10,475,000	Halliburton Co.	10/15/10	5.500	10,929,940
7,223,000	Marathon Oil Corp.	02/15/14	6.500	8,034,490
2,000,000	ONEOK Partners, LP	06/15/10	8.875	2,091,648
10,000,000	ONEOK Partners, LP	04/01/12	5.900	10,523,310
7,225,000	Transocean, Inc.	03/15/13	5.250	7,684,257
10,200,000	Weatherford International Ltd.	03/15/13	5.300	10,700,687

				76,717,537

	PHARMACEUTICALS (3.8%)
19,658,000	Abbott Laboratories	11/30/12	5.150	21,708,860
12,205,000	GlaxoSmithKline Capital, Inc.	05/15/13	4.850	13,162,165
4,000,000	GlaxoSmithKline Capital, Inc.	04/15/14	4.375	4,237,596
10,020,000	Schering-Plough Corp.	12/01/13	5.300	11,017,601

				50,126,222

	RETAIL (4.2%)
3,955,000	Costco Wholesale Corp.	03/15/12	5.300	4,286,635
20,000,000	CVS Caremark Corp.	08/15/11	5.750	21,513,680
2,787,124	CVS Pass-Through Trust1	01/10/13	6.117	2,842,086
6,083,000	McDonald’s Corp.	03/01/13	4.300	6,458,619
7,750,000	Target Corp.	01/15/11	6.350	8,204,537
5,000,000	Target Corp.	01/15/13	5.125	5,383,820
7,000,000	Walgreen Co.	08/01/13	4.875	7,567,959

				56,257,336

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	11

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (6.6%)
$10,000,000	AT&T, Inc.	09/15/14	5.100%	$10,784,160
8,000,000	British Telecommunications, Plc.	12/15/10	9.125	8,615,120
7,325,000	Cisco Systems, Inc.	02/22/11	5.250	7,723,246
10,000,000	Deutsche Telekom International
	Finance BV	06/15/10	8.500	10,445,760
2,500,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250	2,674,590
20,000,000	France Telecom S.A.	07/08/14	4.375	21,111,500
16,000,000	Verizon Pennsylvania, Inc.	11/15/11	5.650	17,073,408
6,070,000	Vodafone Group, Plc.	02/15/10	7.750	6,190,659
3,000,000	Vodafone Group, Plc.	06/15/11	5.500	3,178,143

				87,796,586

	TRANSPORTATION (3.8%)
6,375,000	Burlington Northern Santa Fe Corp.	07/15/11	6.750	6,926,935
5,000,000	Burlington Northern Santa Fe Corp.	07/01/13	4.300	5,205,920
5,000,000	Canadian National Railway Co.	03/15/13	4.400	5,289,780
5,000,000	Norfolk Southern Corp.	02/15/11	6.750	5,318,485
5,885,000	Norfolk Southern Corp.	09/17/14	5.257	6,383,041
1,350,000	Union Pacific Corp.	01/15/11	6.650	1,424,821
4,135,000	Union Pacific Corp.	01/15/12	6.125	4,451,369
9,342,000	Union Pacific Corp.	04/15/12	6.500	10,297,126
5,000,000	Union Pacific Corp.	01/31/13	5.450	5,391,350

				50,688,827

	UTILITIES (7.0%)
5,000,000	Alabama Power Co.	12/01/10	4.700	5,183,525
6,000,000	Alabama Power Co.	11/15/13	5.800	6,659,982
3,965,000	Dominion Resources, Inc.	12/15/10	4.750	4,097,764
5,600,000	Duke Energy Carolinas LLC	04/01/10	4.500	5,687,394
2,000,000	Duke Energy Carolinas LLC	11/15/13	5.750	2,212,202
11,320,000	FPL Group Capital, Inc.	09/01/11	5.625	12,167,698
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,434,070
11,000,000	PG&E Corp.	04/01/14	5.750	12,007,721

The accompanying notes are an integral part of these financial statements.

12

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	CORPORATE BONDS (continued)
	UTILITIES (continued)
$5,000,000	Sempra Energy	02/01/13	6.000%	$5,405,275
3,750,000	Sempra Energy	11/15/13	8.900	4,444,702
8,650,000	Southern California Edison Co.	01/15/10	7.625	8,768,531
14,000,000	Southern Co.2	10/21/11	0.683	14,040,992
6,250,000	Virginia Electric & Power Co.	12/15/10	4.500	6,452,669

				92,562,525

	Total Corporate Bonds
	(Identified cost $936,257,936)			958,570,847

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (0.5%)
175,000	Federal Home Loan Mortgage Corp.	05/15/28	5.500	179,996
180,000	Federal Home Loan Mortgage Corp.	01/15/29	5.500	185,816
105,000	Federal Home Loan Mortgage Corp.	10/15/34	5.500	112,413
75,274	Federal National Mortgage Assoc.	10/25/21	6.000	79,892
270,000	Federal National Mortgage Assoc.	03/25/31	5.500	284,456
358,351	Federal National Mortgage Assoc.2	07/01/36	5.751	377,016
699,741	Federal National Mortgage Assoc.2	09/01/36	5.835	738,036
1,019,549	Federal National Mortgage Assoc.2	01/01/37	5.453	1,072,849
54,023	Federal National Mortgage Assoc.	02/25/44	5.950	58,058
1,227,301	FHLMC Non Gold Guaranteed2	04/01/36	5.364	1,283,287
275,744	FHLMC Non Gold Guaranteed2	12/01/36	5.454	289,927
436,382	FHLMC Non Gold Guaranteed2	01/01/37	5.475	460,038
934,777	FHLMC Non Gold Guaranteed2	02/01/37	5.419	986,068
47,142	General National Mortgage Assoc.2	08/20/29	4.625	48,600

	Total U.S. Government Agency Obligations
	(Identified cost $5,876,843)			6,156,452

	CERTIFICATES OF DEPOSIT (1.5%)
20,500,000	Barclays Bank, Plc.	09/20/10	1.210	20,577,203

	Total Certificates of Deposit
	(Identified cost $20,500,000)			20,577,203

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	13

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

Principal Amount		Maturity Date	Interest Rate	Value

	COMMERCIAL PAPER (2.8%)
$37,500,000	Societe Generale4	11/02/09	0.120%	$37,499,875

	Total Commercial Paper
	(Identified cost $37,499,875)			37,499,875

	TOTAL INVESTMENTS (Identified cost $1,290,750,866)5		99.5%	$1,317,678,076
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		0.5	6,948,719

	NET ASSETS		100.0%	$1,324,626,795

1
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of 144A securities owned at October 31, 2009 was $33,992,749 or 2.6% of net assets.

2
Variable rate instrument. The maturity dates reflect earlier of reset dates or stated maturity dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the October 31, 2009 coupon or interest rate.

3	Illiquid Security.

4	Coupon represents a yield to maturity.

5
The aggregate cost for federal income tax purposes is $1,290,750,911. The aggregate gross unrealized appreciation is $27,234,424 and the aggregate gross unrealized depreciation is $307,259, resulting in net unrealized appreciation of $26,927,165.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

The accompanying notes are an integral part of these financial statements.

14

BBH BROAD MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
October 31, 2009

FAIR VALUE MEASUREMENTS

The Fund adopted Accounting Standards Codification No. 820, Fair Value Measurements and Disclosures (“ASC 820”), effective November 1, 2008. For net asset valuation determination purposes, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

—	Level 1 – unadjusted quoted prices in active markets for identical investments.

—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2009:

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 10/31/2009

Asset Backed Securities	–	$294,873,699	–	$294,873,699
Corporate Bonds	–	958,570,847	–	958,570,847
U.S. Government Agency
Obligations	–	6,156,452	–	6,156,452
Certificates of Deposit	–	20,577,203	–	20,577,203
Commercial Paper	–	37,499,875	–	37,499,875

Total	–	$1,317,678,076	–	$1,317,678,076

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	15

BBH BROAD MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2009

ASSETS:
Investments in securities, at value (identified cost $1,290,750,866)	$1,317,678,076
Receivables for:
Capital stock sold	25,541,853
Interest	13,630,916
Investment sold	85,855
Capital stock reinvested	63,028

Total Assets	1,356,999,728

LIABILITIES:
Due to Brown Brothers Harriman	289,992
Payables for:
Investment purchased	26,766,865
Capital stock redeemed	4,718,504
Investment advisory and administrative fees	318,423
Shareholder servicing fees	103,127
Custody and accounting fees	89,592
Professional fees	53,400
Board of Trustees’ fees	1,730
Accrued expenses and other liabilities	31,300

Total Liabilities	32,372,933

NET ASSETS	$1,324,626,795

Net Assets Consist of:
Paid-in capital	$1,305,679,934
Undistributed net investment income	198,572
Accumulated net realized loss on investments	(8,178,921)
Net unrealized appreciation on investments	26,927,210

Net Assets	$1,324,626,795

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($869,825,306 ÷ 84,946,298 shares outstanding)	$10.24

CLASS I SHARES
($454,801,489 ÷ 44,437,978 shares outstanding)	$10.23

The accompanying notes are an integral part of these financial statements.

16

BBH BROAD MARKET FUND

STATEMENT OF OPERATIONS
For the year ended October 31, 2009

NET INVESTMENT INCOME:
Income:
Interest and other income	$21,471,976

Total Income	21,471,976

Expenses:
Investment advisory and administrative fees	1,852,277
Shareholder servicing fees	602,054
Custody and accounting fees	217,894
Professional fees	64,138
Board of Trustees’ fees	58,490
Miscellaneous expenses	111,257

Total Expenses	2,906,110
Expense offset arrangement	(4,229)

Net Expenses	2,901,881

Net Investment Income	18,570,095

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments	5,393,143

Net change in unrealized appreciation on investments	40,215,903
Net change in unrealized appreciation on foreign
currency translations	40

Net change in unrealized appreciation	40,215,943

Net Realized and Unrealized Gain	45,609,086

Net Increase in Net Assets Resulting from Operations	$64,179,181

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	17

BBH BROAD MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended October 31,

	2009	2008

INCREASE IN NET ASSETS:
Operations:
Net investment income	$18,570,095	$13,601,326
Net realized gain (loss) on investments	5,393,143	(3,733,055)
Net change in unrealized appreciation/(depreciation)
on investments	40,215,943	(14,587,872)

Net increase (decrease) in net assets resulting
from operations	64,179,181	(4,719,601)

Dividends and distributions declared:
From net investment income:
Class N	(12,329,515)	(7,097,397)
Class I	(6,875,719)	(5,872,365)

Total dividends and distributions declared	(19,205,234)	(12,969,762)

Capital stock transactions:
Net proceeds from sales of capital stock	1,124,513,645	91,732,483
Net asset value of capital stock issued to shareholders
for reinvestment of dividends and distributions	16,994,561	211,322
Net cost of capital stock redeemed	(116,747,752)	(108,067,830)

Net increase (decrease) in net assets resulting from
capital stock transactions	1,024,760,454	(16,124,025)

Total increase (decrease) in net assets	1,069,734,401	(33,813,388)

NET ASSETS:
Beginning of year	254,892,394	288,705,782

End of year (including undistributed net investment
income of $198,572 and $833,710, respectively)	$1,324,626,795	$254,892,394

The accompanying notes are an integral part of these financial statements.

18

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Class N share outstanding throughout each year

	For the years ended October 31,

	2009		2008		2007		2006		2005
Net asset value, beginning of year	$9.31		$9.92		$10.10		$10.19		$10.57

Income from investment operations:
Net investment income1	0.30		0.44		0.46		0.48		0.42
Net realized and unrealized gain (loss)	0.96		(0.63)		(0.21)		(0.03)		(0.27)

Total income (loss) from investment
operations	1.26		(0.19)		0.25		0.45		0.15

Less dividends and distributions:
From net investment income	(0.33)		(0.42)		(0.43)		(0.46)		(0.41)
From net realized gains	–		–		–		(0.08)		(0.12)

Total dividends and distributions	(0.33)		(0.42)		(0.43)		(0.54)		(0.53)

Net asset value, end of year	$10.24		$9.31		$9.92		$10.10		$10.19

Total return	13.63%		(2.08)%		2.42%		4.64%		1.49%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$870		$160		$168		$147		$149
Ratio of expenses to average net assets	0.52	%2	0.58	%2	0.61	%2	0.55	%2	0.57	%2
Ratio of net investment income to
average net assets	2.96%		4.42%		4.62%		4.75%		4.06%
Portfolio turnover rate	125%		185%		275%		325%		211%

1	Calculated using average shares outstanding for the year.

2
The ratio of expenses to average net assets for the year ended October 31, 2009, 2008, 2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.52%, 0.58%, 0.62%, 0.56% and 0.58% respectively.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT OCTOBER 31, 2009	19

BBH BROAD MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for a Class I share outstanding throughout each year.

	For the years ended October 31,

	2009		2008		2007		2006		2005
Net asset value, beginning of year	$9.31		$9.92		$10.10		$10.19		$10.57

Income from investment operations:
Net investment income1	0.31		0.46		0.48		0.50		0.44
Net realized and unrealized gain (loss)	0.95		(0.64)		(0.20)		(0.04)		(0.27)

Total income (loss) from investment
operations	1.26		(0.18)		0.28		0.46		0.17

Less dividends and distributions:
From net investment income	(0.34)		(0.43)		(0.46)		(0.47)		(0.43)
From net realized gains	–		–		–		(0.08)		(0.12)

Total dividends and distributions	(0.34)		(0.43)		(0.46)		(0.55)		(0.55)

Net asset value, end of year	$10.23		$9.31		$9.92		$10.10		$10.19

Total return	13.67%		(1.92)%		2.58%		4.79%		1.64%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$455		$95		$121		$94		$94
Ratio of expenses to average net assets	0.37	%2	0.42	%2	0.46	%2	0.40	%2	0.42	%2
Ratio of net investment income to
average net assets	3.11%		4.56%		4.78%		4.92%		4.21%
Portfolio turnover rate	125%		185%		275%		325%		211%

1	Calculated using average shares outstanding for the year.

2
The ratio of expenses to average net assets for the year ended October 31, 2009, 2008, 2007, 2006 and 2005 reflect fees reduced as a result of an expense offset arrangement with the Fund’s custodian. Had this arrangement not been in place, this ratio would have been 0.37%, 0.42%, 0.47%, 0.41% and 0.44% respectively.

The accompanying notes are an integral part of these financial statements.

20

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2009

1.	Organization and Significant Accounting Policies. BBH Broad Market Fund (the “Fund”) is a separate diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Trustees reclassified the Fund’s outstanding shares as “Class N”, and established a new class of shares designated as “Class I”. Class I commenced on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other class of the Fund. At October 31, 2009, there were four series of the Trust.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. The following summarizes significant accounting policies of the Fund:

	A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.

	B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related

FINANCIAL STATEMENT OCTOBER 31, 2009	21

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal Reserve Bank of New York. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction or effectively the interest rate paid by the dealer to the Fund. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Investment Adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The Investment Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. At October 31, 2009, the Fund had no open repurchase agreements.

D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of Fund securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward currency exchange rates supplied by a quotation service. At October 31, 2009, the Fund had no open forward foreign currency exchange contracts.

E.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counter parties to
22

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the year ended October 31, 2009.

F.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The Fund did not have any financial futures contracts during the year ended October 31, 2009.

G.	Rule 144A Securities. The Fund may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the Investment Adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the portfolio of investments.

H.	Securities Lending. The Fund may lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors. The loans are secured by collateral in an amount equal to at least the market value at all times of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Fund will continue to receive the interest and dividends or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower

FINANCIAL STATEMENT OCTOBER 31, 2009	23

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

will return to the lender securities identical to the loaned securities. The Fund may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. There were no securities on loan during the year ended October 31, 2009.

I.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of ASC 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits at October 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended October 31, 2009, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

24

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

J.	Dividends and Distributions to Shareholders. Dividends to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008, respectively, were as follows:

Distributions paid from:

	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid

2009:	$19,205,234	–	$19,205,234	–	$19,205,234
2008:	12,969,762	–	12,969,762	–	12,969,762

As of October 31, 2009 and 2008, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other Book/Tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)

2009:	$198,572	–	$198,572	$(8,178,876)	$(45)	$26,927,210	$18,946,861
2008:	833,711	–	833,711	(13,308,121)	(263,943)	(13,288,693)	(26,027,046)

The Fund had a net capital loss carryforward of approximately $8,178,876 which expires as follows:

Expiration date	Amount

10/31/2014	$246,304
10/31/2015	5,395,931
10/31/2016	2,536,641

$8,178,876

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital carryforwards, such gains will not be distributed.

K.	Use of Estimates. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENT OCTOBER 31, 2009	25

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

	L.	Accounting Developments. In March 2008, ASC 815 Derivatives and Hedging (“ASC 815”), was issued and is effective for fiscal years beginning after November 15, 2008. ASC 815 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on performance. ASC 815 also requires disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The Fund has adopted ASC 815 and management had determined there is no material impact to the financial statements for the year ended October 31, 2009.

3.	Fees and Other Transactions with Affiliates.

Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID”) provides investment advisory and portfolio management services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% of the Fund’s average daily net assets. BBH has a sub-administration services agreement with Federated Services Company (“FSC”) for which FSC receives compensation paid by BBH. For the year ended October 31, 2009, the Fund incurred $1,852,277 for investment advisory and administrative services.

Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N shares’ average daily net assets. For the year ended October 31, 2009, the Fund incurred $602,054 for shareholder servicing services.

Custody and Accounting Fees. BBH acts as a custodian and shall receive a custody and accounting fee from the Fund calculated daily and paid monthly. BBH holds all cash and investments and calculates the daily net asset value. The custody fee is a transaction based fee with an annual minimum of $30,000, and the accounting fee is calculated at 0.04% per annum on the first $100 million of net assets, 0.02% per annum on the next $400 million of net assets and 0.01% per annum on all net assets over $500 million. For the year ended October 31, 2009, the Fund incurred $217,894 for custody and accounting services. These fees for the Fund were reduced by $4,229 as a result of an expense offset arrangement with the Fund’s custodian. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement the Fund will pay the Federal Funds overnight investment rate on the day of overdraft. As of October 31, 2009, the Fund had $289,992 outstanding under such arrangement. The total interest paid by the Fund for the year ended October 31, 2009 was $136.

Securities Lending Fees. The Trust has a security lending agreement with BBH for which BBH receives a fee from the Fund for each security loaned. For the year ended October 31, 2009, the Fund incurred no security lending fees.

Board of Trustees’ Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2009, the Fund incurred $58,490 for these fees.
26

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

4.
Investment Transactions. For the year ended October 31, 2009, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,687,691,440 and $704,107,817 respectively.

5.	Capital Stock. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of capital stock, at no par value. Transactions in shares of capital stock were as follows:

	For the year ended October 31, 2009		For the year ended October 31, 2008

	Shares	Dollars	Shares	Dollars

Class N
Capital stock sold	75,418,813	$758,052,508	4,485,055	$44,457,271
Capital stock issued in
connection with
reinvestment of
dividends	1,123,289	11,289,851	22,998	226,737
Capital stock redeemed	(8,727,617)	(87,843,653)	(4,256,876)	(42,061,645)

Net increase	67,814,485	$681,498,706	251,177	$2,622,363

Class I
Capital stock sold	36,488,062	$366,461,137	4,739,971	$47,275,212
Capital stock issued in
connection with
reinvestment of
dividends	567,380	5,704,710	(1,548)	(15,415)
Capital stock redeemed	(2,861,194)	(28,904,099)	(6,711,398)	(66,006,185)

Net increase (decrease)	34,194,248	$343,261,748	(1,972,975)	$(18,746,388)

6.	Principal Risk Factors and Indemnifications.

Principal Risk Factors. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk) or certain risks associated with investing in foreign securities not present in domestic investments (foreign risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

FINANCIAL STATEMENT OCTOBER 31, 2009	27

BBH BROAD MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
October 31, 2009

Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

7.	Subsequent Event. In accordance with the provisions set forth in ASC 855 Subsequent Events (“ASC 855”), adopted by the Fund as of October 31, 2009, management has evaluated the possibility of subsequent events through December 23, 2009. Management has determined that there are no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.
28

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES
October 31, 2009 (unaudited)

EXAMPLE

As a shareholder of BBH Broad Market Fund (the “Fund”), you may incur two types of costs: (1) transaction costs on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FINANCIAL STATEMENT OCTOBER 31, 2009	29

BBH BROAD MARKET FUND

DISCLOSURE OF FUND EXPENSES (concluded)
October 31, 2009 (unaudited)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period May 1, 2009 to October 31, 20091

Class N
Actual	$1,000	$1,043.60	$2.63
Hypothetical2	$1,000	$1,022.63	$2.60

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	May 1, 2009 to
	May 1, 2009	October 31, 2009	October 31, 20091

Class I
Actual	$1,000	$1,044.40	$1.86
Hypothetical2	$1,000	$1,023.39	$1.84

1
Expenses are equal to the Fund’s annualized expense ratio of 0.51% and 0.36% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one- half year period).

2	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
30

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION
October 31, 2009 (unaudited)
Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008, the Board of Trustees (the “Board”) of the Trust unanimously approved the continuance of the Investment Advisory/Administrative Services Agreement (the “Agreement”) which had been approved by shareholders on May 23, 2007. The following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature, Extent and Quality of Services Provided by Brown Brothers Harriman’s Mutual Fund Advisory Department (the “SID”) and Brown Brothers Harriman & Co. (“BBH”)

The Board noted that, under the Agreement and with respect of each Fund, the SID, subject to the supervision of the Board, will be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Funds’ investment objective and policies. The Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the Agreement and noted that the scope of services provided had expanded over time. The Board considered the quality of the investment research by the SID, the administrative capabilities provided by BBH and the other resources BBH and the SID have dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services expected to be provided to each of the Funds under the Agreement.

Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH’s current investment company advisory and other fees. The Board also reviewed BBH’s profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, fund accounting, custody, securities lending and other fees paid by the Fund. The Board discussed the difficulty of making comparisons of profitability because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the service provider, the types of funds it manages and administers, its business mix, numerous assumptions regarding allocations and the entity’s capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH’s expenses, as well as the “revenue sharing” arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH’s relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH’s level of profitability from its relationship with each Fund was not excessive.

Fall-Out Benefits

The Board considered that the SID does not allocate the Funds’ portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds’ purchases and sales of securities. The Board recognized that the aggregate amount of commissions

FINANCIAL STATEMENT OCTOBER 31, 2009	31

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)

generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning the SID’s policies with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also considered that BBH receives shareholder servicing fees from certain Funds, and is the Funds’ administrator, custodian and securities lending agent. The Board recognized that BBH’s profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as “fallout” benefit from the Funds.

Economies of Scale

The Board noted that the Funds’ combined fee schedules, other than the fee schedule for BBH Money Market Fund, do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced for these Funds on the incremental assets. With respect to the BBH Money Market Fund, the breakpoint will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the 1940 Act, as amended.

There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these services and total expenses for each Fund were fair and reasonable. In addition, the Board noted that over the years BBH had supported certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Funds’ current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

32

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)

Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting held on December 10, 2008, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each Fund over the prior 1-, 3-, and 5- year periods and compared the performance information to a securities index over comparable periods.

Fee Rates

The Board considered the fee rate to be paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fee rates, and the combined investment advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

The Board considered the depth and range of services provided under the Agreement. For example, in addition to a continuous investment program, BBH provides, among other things, officers and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers.

The following factors specific to the BBH Broad Market Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed the information showing performance of the BBH Broad Market Fund’s Class N shares and Class I shares compared to the Barclays Capital U.S. Aggregate Bond Index. Both classes of the BBH Broad Market Fund modestly underperformed the benchmark over all the relevant periods both on a pre-fee and after-fee basis. The Board noted that the Advisor had made a change to the Fund’s portfolio management team in 2008 and that changes had been made to the overall make up of the portfolio to reduce its risk profile. The Board also noted the expense ratio for both share classes were in line with or lower than many funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the BBH Broad Market Fund’s investment results over time, the actions taken by the Advisor and its total expense ratio had been reasonable.

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might

FINANCIAL STATEMENT OCTOBER 31, 2009	33

BBH BROAD MARKET FUND

DISCLOSURE OF ADVISOR SELECTION (continued)
October 31, 2009 (unaudited)

be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). By way of example, compensation and delegation of responsibility arrangements may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities. The SID may direct brokerage transactions and/or payment of a portion of client commissions (“softdollars”) to specific brokers or dealers or other providers to pay for research or brokerage services. The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The SID will determine in good faith whether the amount of commission is reasonable in relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities. The SID may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by the SID to the third party. The SID may pay a solicitation fee for referrals and/or advisory or incentive fees.

The Trust manages these conflicts. For example, the Funds have adopted and implemented policies and procedures, including trade allocation procedures, which are designed to address the conflicts associated with managing multiple accounts for multiple clients. In addition, BBH monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by an oversight committee, and compliance with the Code of Ethics. Finally, BBH has structured the portfolio managers’ compensation in a manner, and the Funds have adopted policies, reasonably designed to safeguard a Fund from being negatively affected as a result of any such potential conflicts.

34

BBH BROAD MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
October 31, 2009 (unaudited)

The qualified investment income (QII) percentage for the year ended October 31, 2009 was 82.67%.

In January 2010, shareholders will receive on Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

FINANCIAL STATEMENT OCTOBER 31, 2009	35

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the Trust is set forth below. Part B to the Registration Statement of the BBH Broad Market Fund includes additional information about the Fund’s Trustees and is available upon request without charge by contacting the Fund at 1-800-625-5759

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

Joseph V. Shields Jr.	Chairman of	Since	Managing Director, Chairman and	4	None
Birth Date:	the Board and	2007	Chief Executive Officer of Shields &
March 17, 1938	Trustee		Company (member of New York
Shields & Company			Stock Exchange); Chairman of Capital
140 Broadway			Management Associates, Inc.
New York, NY 10005			(registered investment adviser);
			Director of Flower Foods, Inc. (New
			York Stock Exchange listed company).

David P. Feldman	Trustee	Since	Director of Jeffrey Co. (1992 to	4	Director of
Birth Date:		2007	present); Director of QMED (1999 to		Dreyfus
November 16, 1939			May 2007).		Mutual Funds
C/O BBH & Co.					(59 Funds)
140 Broadway
New York, NY 10005

Alan G. Lowy	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
April 17, 1939
4111 Clear Valley
Drive
Encino, CA 91436

Arthur D.	Trustee	Since	Retired; Trustee, R.K. Mellon Family	4	None
Miltenberger		2007	Trust (1981 to June 2003); Director of
Birth Date:			Aerostructures Corporation (aircraft
November 8, 1938			manufacturer) (1996 to July 2003).
503 Darlington Road
Ligonier, PA 15658

Samuel F. Pryor, IV	Trustee	Since	Private Investor.	4	None
Birth Date:		2007
June 12, 1955
130 East 67th Street
New York, NY 10021

36

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

H. Whitney Wagner	Trustee	Since	President, Clear Brook Advisors,	4	None
Birth Date:		2007	a registered investment advisor.
March 3, 1956
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret	President and	Since	President and Principal Executive	N/A	N/A
Birth Date:	Principal	2008	Officer of the Trust; Joined Brown
April 11, 1959	Executive		Brothers Harriman & Co. (“BBH &
140 Broadway	Officer		Co.”) in 1981 and has been a Partner
New York, NY 10005			of the firm since 1998.

Charles H. Schreiber	Treasurer and	Since	Treasurer and Principal Financial	N/A	N/A
Birth Date:	Principal	2007	Officer of the Trust; Senior Vice
December 10, 1957	Financial		President of BBH & Co. since
140 Broadway	Officer		September 2001; Joined BBH & Co.
New York, NY 10005			in 1999.

Mark B. Nixon	Assistant	Since	Assistant Secretary and Assistant	N/A	N/A
Birth Date:	Secretary,	2007	Treasurer of the Trust; Vice President
January 14, 1963	Assistant		of BBH & Co. (since October 2006);
140 Broadway	Treasurer		Accounting Manager, Reserve Funds
New York, NY 10005			(August 2005 – September 2006);
Assistant Controller, Reserve Funds
(February 2005 – August 2005);
Private Consultant (December 2001 –
February 2005).

Beth Haddock	Chief	Since	Chief Compliance Officer of the Trust	N/A	N/A
Birth Date:	Compliance	2007	(September 2007 – present); Chief
December 10, 1965	Officer		Compliance Officer for the
140 Broadway			FINRA/NYSE and SEC compliance
New York, NY 10005			programs and Associate Compliance
Director for the global compliance
program (April 2005 – present);
Deputy General Counsel of AXA
Advisors/ AXA Financial (November
1997 – April 2005).

FINANCIAL STATEMENT OCTOBER 31, 2009	37

TRUSTEES AND OFFICERS OF BBH BROAD MARKET FUND

(unaudited)

Name, Birth Date and Address	Position(s) Held with Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee^	Other Directorships Held by Trustee

Sue M. Rim-An	Anti-Money	Since	Anti-Money Laundering Officer,	N/A	N/A
Birth Date:	Laundering	2008	Vice President of BBH & Co.
September 10, 1970	Officer		(September 2007 – present); AML
140 Broadway			Officer at UBS Investment Bank
New York, NY 10005			(April 2006 – August 2007); AML
Officer & Vice President in Private
Client Services at Bear Stearns &
Co (June 1992 – April 2006).

Gail C. Jones	Secretary	Since	Secretary of the Trust; Counsel,	N/A	N/A
Birth Date:		2007	ReedSmith, LLP (since October 2002);
October 26, 1953			Corporate Counsel (January 1997 to
1001 Liberty Avenue			September 2002) and Vice President
Pittsburgh, PA			(January 1999 to September 2002) of
15222-3779			Federated Services Company.

George M. Polatas	Vice President	Since	Vice President of the Trust (since	N/A	N/A
Birth Date:		2008	June 2008); Assistant Vice President
March 3, 1962			of Federated Services Company; Vice
1001 Liberty Avenue,			President of various funds distributed
Pittsburgh, PA			by Edgewood Services, Inc (January
15222-3779			1997 to present).

Theodore J. Boudria	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2008	Senior Vice President (since 2009);
June 26, 1968			Vice President (2003 – 2009); Joined
70 Franklin Street			BBH & Co. in 1995.
Boston, MA 02110

Warren D. Kenniston	Assistant	Since	Assistant Treasurer of the Trust;	N/A	N/A
Birth Date:	Treasurer	2009	Assistant Vice President of BBH &
October 14, 1979			Co. (since January 2008); Manager,
70 Franklin Street			State Street Bank and Trust Co.
Boston, MA 02110			(October 2006 – January 2008);
Manager, The Siegfried Group,
LLP/Investors Bank & Trust Company,
(July 2005 – September 2006); Senior
Accountant, State Street Bank and
Trust Co. (June 2002 – June 2005).

#
All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws).

^	The Fund Complex consists of the Trust, which has four series and each is counted as one “Fund” for purposes of this table.
38

ADMINISTRATOR	INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN	MUTUAL FUND ADVISORY
140 BROADWAY	DEPARTMENT (SID) OF
NEW YORK, NY 10005	BROWN BROTHERS HARRIMAN
140 BROADWAY
DISTRIBUTOR	NEW YORK, NY 10005
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759
To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265

By E-mail send your request to:	bbhfunds@bbh.com

On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the    Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
  (1) Not applicable.
  (2) Not applicable.
  (3) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling
   (800)575-1265.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
   (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees who are “independent” for purposes of this Item 3 of Form N-CSR: audit committee members Arthur D.
       Miltenberger and David P. Feldman are the designated audit committee financial experts.
   (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclosure of the aggregate fees billed for each
of the last two fiscal years for professional services
rendered for the audit of the annual financial
statements or services that are normally provided
with statutory and regulatory filings or engagements
for those fiscal years. 2009: $84,500, 2008: $77,100

(b) Audit-Related Fees 2009: $0, 2008: $0
(c) Tax Fees - Tax Compliance 2009: $11,800, 2008: $18,450
(d) All Other Fees - Security Counts 2009:$18,900, 2008: $17,100

(e) 1.) AUDIT COMMITTEE PRE-APPROVAL POLICIES ANDPROCEDURES
Audit services provided by the Funds' auditors
The ("Auditors") on behalf of the Funds shall be
pre-approved of the entire audit committee.

Non-audit services provided by the Auditors on behalf
of the Funds shall be pre-approved by the Audit
Committee, except that such services may be pre-approved
solely by the chairman of the Audit Committee if the fee
for such services does not exceed $5,000 per Fund.

Non-audit services performed by the Auditors on
behalf of BBH&Co. and that requires pre-approval
shall be pre-approved by the Audit Committee,
except that such services may be pre-approved
solely by the chairman of the Audit Committee
if the fees for such services do not exceed
$15,000.

(f) If greater than 50 percent, disclosure of the
percentage of hours expended on principal
accountant's engagement to audit the registrant's
financial statements for the most recent fiscal
year that were attributed to work performed by
persons other than the principle accountants'
full-time, permanent employees. None

(g) Disclosure of non-audit fees billed
by the registrant's accountant to the
registrant and rendered to the registrant's
investment adviser, and any entity controlling,
controlled by, or under common control, with
the adviser that provides ongoing services
to the registrant for each of the last two
fiscal years of the registrant.

NOTE: For the purposes of item g, we are
considering the following entities as
controlling, controlled by, or under
common control, with the adviser that
provides ongoing services to the
registrant:

BBH Trust Company (Cayman) Limited
BBH International Equity Fund Cayman
BBH USEquity Fund Cayman
New WorldInvestment Trust
World Investment Trust
GlobalEquity Investment Trust
American Investment Trust
Brown Brothers Harriman and Co.
Brown Brothers Harriman Trust Company, LLC
Brown Brothers Harriman Infomediary, LLC

h) Disclosure of whether the registrant's audit
committee of the board of directors has considered
whether the provision of the non-audit services that
were rendered to the registrant's investment adviser
and any entity controlling, controlled by, or under
common control, with the adviser that provides ongoing
services to the registrant that were not approved pursuant
to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible
with maintaining the principle accountant's independence.

The audit committee of the board of directors
has considered whether the provision of the
non-audit services that were rendered to the
registrant's investment adviser and any entity
controlling, controlled by, or under common
control, with the adviser that provides ongoing
services to the registrant that were not approved
pursuant to (c)(7)(ii) of Rule 2-01 of Regulation
S-X is compatible with maintaining the principle
accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND
         PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
   INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
   MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
   PURCHASERS.

   Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
     N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the Registrant's internal controls or in other factors that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule
       30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a)
       (2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                         BBH TRUST
               -------------------------------------

By (Signature and Title)*
                              ------------------------------
                                John A. Gehret, President
                              (Principal Executive Officer)

Date:
       ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
                           ------------------------------
                             John A. Gehret, President
                            (Principal Executive Officer)

Date:
        ------------------

By (Signature and Title)*
                              ---------------------------
                            Charles H. Schreiber, Treasurer
                             (Principal Financial Officer)

Date:
       ------------------

- Print name and title of each signing officer  under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.